      As filed with the Securities and Exchange Commission on December 27, 1995
                                                        Registration No. 2-98634
     --------------------------------------------------------------------------

                          SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.  20549
                                      ---------

                                      FORM N-1A

        REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [   ]

                      Pre-Effective Amendment No.                        [   ]
                                                  ----
                               Post-Effective Amendment No. 12           [ X ]
                                                           ----
                                       and/or

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  [   ]

                                       Amendment No. 13                  [ X ]
                                                    ----
                          (Check appropriate box or boxes.)

                         HERITAGE CAPITAL APPRECIATION TRUST
                  (Exact name of Registrant as specified in charter)

                                880 Carillon Parkway
                               St. Petersburg, FL 33716
                 (Address of Principal Executive Office) (Zip Code)

          Registrant's Telephone Number, including Area Code: (813) 573-3800

                             STEPHEN G. HILL, PRESIDENT
                                880 Carillon Parkway
                               St. Petersburg, FL 33716
                       (Name and Address of Agent for Service)

                                       Copy to:
                             CLIFFORD J. ALEXANDER, ESQ.
                             Kirkpatrick & Lockhart LLP
                                 1800 M Street, N.W.
                               Washington, D.C.  20036

     It is proposed that this filing will become effective on January 2, 1996 pursuant to paragraph (b) of Rule 485.

     Registrant has filed a declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, on or about October 27, 1995.

                                 Page 1 of     Pages
                                            ---
                           Exhibit Index Appears on Page
                                                          ---

                         HERITAGE CAPITAL APPRECIATION TRUST

                          CONTENTS OF REGISTRATION STATEMENT


     This registration document is comprised of the following:

                      Cover Sheet

                      Contents of Registration Statement

                      Cross Reference Sheet

                      Prospectus

                      Statement of Additional Information

                      Part C of Form N-1A

                      Signature Page

                      Exhibits

                         HERITAGE CAPITAL APPRECIATION TRUST

                           FORM N-1A CROSS-REFERENCE SHEET


       PART A ITEM NO.                     PROSPECTUS CAPTION
       ----------------                    ------------------

       1.      Cover Page                  Cover Page

       2.      Synopsis                    Total Trust Expenses

       3.      Condensed Financial         Financial Highlights;
               Information                 Performance Information

       4.      General Description of      Cover Page; About the Trust;
               Registrant                  Investment Objective, Policies
                                           and Risk Factors

       5.      Management of the Fund      Management of the Trust

       5A.     Management's Discussion     Inapplicable
               of Fund Performance

       6.      Capital Stock and Other     Cover Page; About the Trust;
               Securities                  Differences Between A Shares and
                                           C Shares; Management of the
                                           Trust; Dividends and Other
                                           Distributions; Taxes;
                                           Shareholder Information

       7.      Purchase of Securities      Net Asset Value; How to Buy
               Being Offered               Shares; Minimum Investment
                                           Required/Accounts with Low
                                           Balances; Investment Programs;
                                           Alternative Purchase Plans; What
                                           Class A Shares Will Cost, What
                                           Class C Shares Will Cost;
                                           Distribution Plans

       8.      Redemption or Repurchase    Minimum Investment Required/
                                           Accounts With Low Balances; How
                                           to Redeem Shares; Receiving
                                           Payment; Exchange Privilege

       9.      Pending Legal               Inapplicable
               Proceedings

                                           STATEMENT OF ADDITIONAL
       PART B ITEM NO.                       INFORMATION CAPTION
       ---------------                     ------------------------

       10.     Cover Page                  Cover Page

       11.     Table of Contents           Table of Contents

       12.     General Information and     General Information
               History

       13.     Investment Objectives       Investment Information -
               and Policies                Investment Objective and
                                           Investment Policies; Investment
                                           Limitations

       14.     Management of the Fund      Management of the Trust

       15.     Control Persons and         Inapplicable
               Principal Holders of
               Securities

       16.     Investment Advisory and     Management of the Trust,
               Other Services              Investment Adviser and
                                           Administrator; Subadviser;
                                           Distribution of Shares;
                                           Administration of the Trust

       17.     Brokerage Allocation        Brokerage Practices

       18.     Capital Stock and Other     General Information; Trust
               Securities                  Information; Potential Liability

       19.     Purchase, Redemption and    Net Asset Value; Investing in
               Pricing of Securities       the Trust; Redeeming Shares;
               Being Offered               Exchange Privilege

       20.     Tax Status                  Taxes

       21.     Underwriters                Trust Information - Distribution
                                           of Shares

       22.     Calculation of              Performance Information
               Performance Data

       23.     Financial Statements        Financial Statements

     PART C
     ------

              Information required to be included  in Part C is set  forth under
     the  appropriate  item,   so  numbered  in  Part  C  of  this  Registration
     Statement.

                               [HERITAGE LOGO]

     Heritage Capital Appreciation Trust (the "Trust") is a mutual fund seeking long-term capital appreciation. The Trust invests principally in those equity securities that the Trust's portfolio manager believes are undervalued and therefore offer above-average potential for long-term appreciation. The Trust offers two classes of shares, Class A shares (sold subject to a front-end sales load) and Class C shares (sold subject to a contingent deferred sales load).

     This Prospectus contains information that should be read before investing in the Trust and should be kept for future reference. A Statement of Additional Information dated January 2, 1996 relating to the Trust has been filed with the Securities and Exchange Commission and is incorporated by reference in this Prospectus. A copy of the Statement of Additional Information is available free of charge and shareholder inquiries can be made by writing to Heritage Asset Management, Inc. or by calling (800) 421-4184.

TRUST SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
 EXCHANGE COMMISSION OR BY ANY STATE SECURITIES COMMISSION NOR HAS THE
  SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION
     PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
             REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               [HERITAGE LOGO]
                       Registered Investment Advisor--SEC

                              880 Carillon Parkway
                         St. Petersburg, Florida 33716
                                 (800) 421-4184

                        Prospectus Dated January 2, 1996

TABLE OF CONTENTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

GENERAL INFORMATION.................................................    1
  About the Trust...................................................    1
  Total Trust Expenses..............................................    1
  Financial Highlights..............................................    3
  Differences Between A Shares and C Shares.........................    4
  Investment Objective, Policies and Risk Factors...................    4
  Net Asset Value...................................................    5
  Performance Information...........................................    6
INVESTING IN THE TRUST..............................................    6
  How to Buy Shares.................................................    6
  Minimum Investment Required/Accounts With Low Balances............    7
  Investment Programs...............................................    8
  Alternative Purchase Plans........................................    9
  What Class A Shares Will Cost.....................................   10
  What Class C Shares Will Cost.....................................   12
  How to Redeem Shares..............................................   13
  Receiving Payment.................................................   14
  Exchange Privilege................................................   15
MANAGEMENT OF THE TRUST.............................................   16
SHAREHOLDER AND ACCOUNT POLICIES....................................   17
  Dividends and Other Distributions.................................   17
  Distribution Plans................................................   18
  Taxes.............................................................   18
  Shareholder Information...........................................   19

                              GENERAL INFORMATION

ABOUT THE TRUST
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     Heritage Capital Appreciation Trust (the "Trust") was established as a Massachusetts business trust under a Declaration of Trust dated June 21, 1985. The Trust is an open-end diversified management investment company designed for individuals, institutions and fiduciaries whose investment objective is long-term capital appreciation. Any dividend income will be incidental to this objective. The Trust offers two classes of shares, Class A shares ("A shares") and Class C shares ("C shares"). The Trust requires a minimum initial investment of $1,000, except for certain retirement accounts and investment plans for which lower limits may apply. See "Investing in the Trust."

TOTAL TRUST EXPENSES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     Shown below are all Class A expenses incurred by the Trust during its 1995 fiscal year. Class A annual operating expenses are shown as an annualized percentage of fiscal 1995 average daily net assets. Because C shares were not offered for sale prior to April 3, 1995, Class C annual operating expenses are based on estimated expenses. Shareholder transaction expenses for both classes are expressed as a percentage of maximum public offering price, cost per transaction or as otherwise noted.

                                                        CLASS A    CLASS C
                                                        -------    -------
    SHAREHOLDER TRANSACTION EXPENSES
    Sales load "charge" on purchases.................     4.75%      None
    Contingent deferred sales load (as a percentage
      of original purchase price or redemption                                (declining to 0% after
      proceeds, as applicable).......................     None       1.00%       the first year)
    Wire redemption fee..............................    $5.00      $5.00
    ANNUAL TRUST OPERATING EXPENSES
    Management fee (after fee waiver)................     0.75%      0.75%
    12b-1 Distribution fee...........................     0.50%      1.00%
    Other expenses...................................     0.30%      0.30%
                                                        -------    -------
    Total Trust operating expenses (after fee
      waiver)........................................     1.55%      2.05%
                                                        ======     ======

     The Trust's manager, Heritage Asset Management, Inc. (the "Manager"), voluntarily will waive its fees and, if necessary, reimburse the Trust to the extent that Class A annual operating expenses exceed 2.00% of the average daily net assets and to the extent that Class C annual operating expenses exceed 2.50% of the average daily net assets attributable to that class for the fiscal year ending August 31, 1996. The Manager also has voluntarily agreed to waive 25% of its fee on the first $100 million of average daily net assets. Absent such fee waiver, the management fee would have been 1.00% for each class. To the extent that the Manager waives or reimburses fees with respect to one class, it will do so with respect to the other class on a proportionate basis. Due to the imposition of Rule 12b-1 distribution fees, it is possible that long-term shareholders of the Trust may pay more in total sales charges than the economic equivalent of the maximum front-end sales load permitted by the rules of the National Association of Securities Dealers, Inc.

     The impact of Trust operating expenses on earnings is illustrated in the example below assuming a hypothetical $1,000 investment, a 5% annual rate of return, and a redemption at the end of each period shown.

                                                      1         3          5          10
                                                    YEAR      YEARS      YEARS       YEARS
                                                    -----     ------     ------     -------
    Total Operating Expenses -- A shares..........   $63       $ 94       $128       $ 223
    Total Operating Expenses -- C shares..........   $30       $ 62       $106       $ 232

     The impact of Trust operating expenses on earnings is illustrated in the example below assuming a hypothetical $1,000 investment, a 5% annual rate of return, and no redemption at the end of each period shown.

                                                      1         3          5          10
                                                    YEAR      YEARS      YEARS       YEARS
                                                    -----     ------     ------     -------
    Total Operating Expenses -- A shares..........   $63       $ 94       $128       $ 223
    Total Operating Expenses -- C shares..........   $20       $ 62       $106       $ 232

     This is an illustration only and should not be considered a representation of future expenses. Actual expenses and performance may be greater or less than that shown above. The purpose of the above tables is to assist investors in understanding the various costs and expenses that will be borne directly or indirectly by shareholders. For a further discussion of these costs and expenses, see "Management of the Trust" and "Distribution Plans."

FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

     The following table shows important financial information for an A share and a C share of the Trust outstanding for the periods indicated, including net investment income, net realized and unrealized gain on investments, and certain other information. It has been derived from financial statements that have been audited by Coopers & Lybrand L.L.P., independent accountants, whose report thereon is included in the Statement of Additional Information ("SAI"), which may be obtained by calling the Trust at the telephone number on the front page of this prospectus.

                                                         CLASS A
        ----------------------------------------------------------------------------------------------------------
                                              FOR THE YEARS ENDED AUGUST 31,                                           CLASS C
        ----------------------------------------------------------------------------------------------------------
                         1995*    1994     1993     1992     1991       1990     1989     1988     1987     1986+      1995++
                        ------   ------   ------   ------   ------    -------   ------   ------   ------   ------     --------
NET
 ASSET
 VALUE,
 BEGINNING
 OF
 PERIOD...              $15.30   $15.62   $13.64   $12.55   $10.62    $14.48   $10.74    $13.31   $11.52   $ 9.70     $14.18
                        ------   ------   ------   ------   ------    ------   ------    ------   ------   ------     ------
INCOME
 FROM
 INVESTMENT
 OPERATIONS:
 Net
 investment
  income...               0.08(a)  0.02(a)  0.03(a)  0.15(a)  0.28(a)   0.29(b)  0.14(b)   0.08(a)  0.08(b)  0.07(a)   (0.01)(a)
 Net
 realized
   and
   unrealized
   gain
   (loss)
   on
   investments...         1.37     1.05     3.29     1.19     1.97     (2.82)    3.77     (1.39)    1.80     1.75       1.33
                        ------   ------   ------   ------   ------    ------   ------    ------   ------   ------     ------
 Total
   from
   Investment
   Operations...          1.45     1.07     3.32     1.34     2.25     (2.53)    3.91     (1.31)    1.88     1.82       1.32
                        ------   ------   ------   ------   ------    ------   ------    ------   ------   ------     ------
LESS
DISTRIBUTIONS:
 Dividends
   from
   net
   investment
   income...             (0.06)   (0.03)   (0.07)   (0.25)   (0.32)    (0.19)   (0.06)    (0.11)   (0.05)      --         --
 Distributions
   from net
   realized
   gains...              (1.16)   (1.36)   (1.27)      --       --     (1.14)   (0.11)    (1.15)   (0.04)      --         --
                        ------   ------   ------   ------   ------    ------   ------    ------   ------   ------     ------
 Total
 Distributions...        (1.22)   (1.39)   (1.34)   (0.25)   (0.32)    (1.33)   (0.17)    (1.26)   (0.09)      --         --
                        ------   ------   ------   ------   ------    ------   ------    ------   ------   ------     ------
NET
 ASSET
 VALUE,
 END OF
 PERIOD...              $15.53   $15.30   $15.62   $13.64   $12.55    $10.62   $14.48    $10.74   $13.31   $11.52     $15.50
                        ======   ======   ======   ======   ======    ======   ======    ======   ======   ======     ======
TOTAL
RETURN(%)(E)...         $10.85     7.07    25.72    10.78    21.73    (18.73)   36.88     (8.75)   16.49    18.76(d)  $ 9.31(d)
RATIOS(%)/SUPPLEMENTAL
 DATA:
 Operating
  expenses
   net, to
average
  daily
   net
   assets..               1.62(a)  1.55(a)  1.56(a)  1.66(a)  1.86(a)   1.96(b)  2.00(b)   2.00(a)  2.00(b)  2.00(a)(c) 2.17(a)(c)
 Net
 investment
   income
   to
average
  daily
   net
   assets..                .49      .15      .24     1.09     2.38      2.54     1.19      0.62     0.74     1.40(c)       (0.33)(c)
Portfolio
  turnover
rate...                     66       65       55       57       80        45       60       103       48       21(c)          66
 Net
assets,
   end
   of
 period
   (millions)
   ($):...                  73       74       75       65       63        58       62        43       55       40             .4

---------------
 * Liberty Investment Management was retained as an additional investment subadviser to the Fund on February 27, 1995.
 + For the period December 12, 1985 (commencement of operations) to August 31,
   1986.
++ For the period April 3, 1995 (commencement of C shares) to August 31, 1995.
(a) Excludes management fees waived by the Manager in the amount of less than $0.04, $0.04, $0.04, $0.03, $0.01, $0.01 and of $0.02 per A share, respectively. The operating expense ratios including such items would be 1.87%, 1.80%, 1.81%, 1.84%, 1.87%, 2.06% and 2.31% (annualized) for A share, respectively. Excludes management fees waived by the Manager in the amount of less than $0.04 per C share. The operating expense ratio including such items would be 2.42% (annualized) for C shares.
(b) Includes management fees previously waived by the Manager and recovered during the year of less than $0.01 per share.
(c) Annualized.
(d) Not annualized.
(e) Does not reflect the imposition of a sales charge.

DIFFERENCES BETWEEN A SHARES AND C SHARES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     The primary difference between the A shares and the C shares lies in their initial sales load and contingent deferred sales load ("CDSL") structures and in their ongoing expenses, including asset-based sales charges in the form of distribution fees. These differences are summarized below. In addition, each class may bear differing amounts of certain class-specific expenses, such as transfer agent fees, Securities and Exchange Commission ("SEC") registration fees, state registration fees and expenses of administrative personnel and services. Each class has distinct advantages and disadvantages for different investors, and investors may choose the class that best suits their circumstances and objectives. See "How to Buy Shares," "Alternative Purchase Plans," "What Class A Shares Will Cost" and "What Class C Shares Will Cost."

                                       ANNUAL RULE 12B-1 FEES AS
                                                 A % OF
                   SALES LOAD           AVERAGE DAILY NET ASSETS       OTHER INFORMATION
           --------------------------  --------------------------  --------------------------
A SHARES   Maximum initial sales load  Service fee of 0.25%;       Initial sales load waived
           of 4.75%                    distribution fee of up to   or reduced for certain
                                       0.25%                       purchases
C SHARES   Maximum CDSL of 1% of       Service fee of 0.25%;       CDSL wavied for certain
           redemption proceeds;        distribution fee of up to   types of redemptions
           declining to zero after 1   0.75%
           year

INVESTMENT OBJECTIVE, POLICIES AND RISK FACTORS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     The Trust's investment objective is long-term capital appreciation. The Trust believes that this objective can best be achieved through the purchase of equity securities that, in the opinion of Liberty Investment Management (the "Subadviser"), represent companies with the potential for attractive long-term growth in earnings, cash flow and total worth of the business enterprise. The Trust prefers to purchase such securities at a price that represents a discount to the real worth of the company's businesses or, in other words, the securities that appear, in the opinion of the Subadviser, to be undervalued in relation to the company's long-term growth fundamentals. Securities may be undervalued because of many factors, including: the market does not recognize the growth potential of the company; a stock market decline; poor economic conditions; tax-loss selling or actual or anticipated unfavorable developments affecting the issuer of the security. Any or all of these factors may provide buying opportunities at attractive prices relative to a company's long-term growth prospects. However, there can be no assurance that the Trust's investment objective will be achieved. Trust shares will fluctuate in value as a result of changes in the value of portfolio investments.

     The Trust invests primarily in common stocks, but also may invest in preferred stocks and securities convertible into common stock. Securities rated in the lowest category of investment grade securities are considered to have speculative characteristics. The Trust may purchase securities traded on recognized securities exchanges and in the over-the-counter market. The Trust normally will invest at least 65% of its total assets in securities that the Subadviser believes have the potential to achieve capital appreciation. The Trust may invest its remaining assets in foreign securities and American Depository Receipts ("ADRs"), U.S. Government securities, repurchase agreements or other short-term money market instruments. The Trust also may invest up to 10% of its net assets in illiquid securities and may invest in restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended (the "1933 Act"). The Trust may purchase and sell a security without regard to the length of time it will be or has been held.

     Repurchase agreements are transactions in which the Trust purchases securities and simultaneously commits to resell the securities to the original seller (a member bank of the Federal Reserve System or securities dealers who are members of a national securities exchange or are market makers in U.S. Government securities) at an agreed upon date and price reflecting a market rate of interest unrelated to the coupon rate or the maturity of the purchased securities. Although repurchase agreements carry certain risks not associated with direct investments in securities, including possible decline in the market value of the underlying securities and delays and costs to the Trust if the other party to the repurchase agreement becomes bankrupt, the Trust intends to enter into repurchase agreements only with banks and dealers in transactions believed by the Subadviser to present minimal credit risks in accordance with guidelines established by the Trust's Board of Trustees (the "Board of Trustees" or the "Board").

     For temporary defensive purposes during anticipated periods of general market decline, the Trust may invest up to 100% of its assets in money market instruments, including securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements secured thereby, as well as bank certificates of deposit and banker's acceptances issued by banks having net assets of a least $1 billion as of the end of their most recent fiscal year, high grade commercial paper, and other long- and short-term debt instruments that are rated A or higher by Standard & Poor's or Moody's Investors Service, Inc. See Appendix A to the SAI for a description of the ratings of money market instruments.

     While the Trust may invest in foreign securities and ADRs, such investments may not exceed 10% of the Trust's portfolio. These investments may involve greater risks than normally are present in domestic investments. There generally is less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers and listed companies. In addition, such companies may use different accounting and financial standards (and certain currencies may become unavailable for transfer from a foreign country, resulting in the Trust's possible inability to convert proceeds realized upon the sale of portfolio securities of the affected foreign companies immediately into U.S. currency). Before investing in foreign securities, the Trust will consider possible political and financial instability abroad, as well as the liquidity and volatility of foreign investments. Fluctuations in monetary exchange rates will affect the dollar value of foreign investments. Solely to protect against such uncertainty, the Trust may enter into forward contracts to purchase or sell foreign currencies at a future date.

     The Trust's investment objective is fundamental and may not be changed without the vote of a majority of the outstanding voting securities of the Trust, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). All policies of the Trust described in this prospectus may be changed by the Board of Trustees without shareholder approval. The SAI contains more detailed information about the Trust's investment policies and risks.

NET ASSET VALUE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     The net asset values of A shares and C shares are calculated by dividing the value of the total assets of the Trust attributable to that class, less liabilities attributable to that class, by the number of shares outstanding of that class. Shares are valued as of the close of regular trading on the New York Stock Exchange ("Exchange") each day it is open. Trust securities are stated at market value based on the last sales price as reported by the principal securities exchange on which the security is traded. If no sale is reported, market value is based on the most recent quoted bid price. In the absence of a readily available market quote, or if the Manager or the Subadviser has reason to question the validity of market quotations it receives, securities and other assets are valued using such methods as the Board of Trustees believe would reflect fair value. Short-term investments that will mature in 60 days or less are valued at amortized cost, which approximates market value. Securities that are quoted in a foreign currency will be valued daily in U.S. dollars at the foreign currency exchange rates prevailing at the time the Trust calculates its net asset value per share. The per share net asset value of A shares and C shares may differ as a result of the different daily expense accruals applicable to each class. For more information on the calculation of net asset value, see "Net Asset Value" in the SAI.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     Total return data of the A shares and C shares from time to time may be included in advertisements about the Trust. Performance information is computed separately for A shares and C shares in accordance with the methods described below. Because C shares bear the expense of a higher distribution fee attributable to the deferred sales load alternative, the performance of C shares likely will be lower than that of A shares.

     Total return with respect to a class for the one-, five- and ten-year periods or, if such periods have not elapsed, the period since the establishment of that class through the most recent calendar quarter represents the average annual compounded rate of return on an investment of $1,000 in that class at the public offering price (in the case of A shares, giving effect to the maximum initial sales load of 4.75% and, in the case of C shares, giving effect to the deduction of any CDSL that would be payable). In addition, the Trust also may advertise the total return in the same manner, but without taking into account, the initial sales load or CDSL. The Trust also may advertise total return calculated without annualizing the return and total return, may be presented for other periods. By not annualizing the returns, the total return calculated in this manner simply will reflect the increase in net asset value per A share and C share over a period of time, adjusted for dividends and other distributions. A share and C share performance may be compared with various indices.

     All data is based on the Trust's past investment results and does not predict future performance. Investment performance, which will vary, is based on many factors, including market conditions, the composition of the Trust's investment portfolio and the Trust's operating expenses. Investment performance also often reflects the risks associated with the Trust's investment objective and policies. These factors should be considered when comparing the Trust's investment results to those of other mutual funds and other investment vehicles. For more information on investment performance, see the SAI.

                             INVESTING IN THE TRUST

HOW TO BUY SHARES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     Shares of the Trust are offered continuously through the Trust's principal underwriter, Raymond James & Associates, Inc. (the "Distributor"), and through other participating dealers or banks that have dealer agreements with the Distributor. The Distributor receives commissions consisting of that portion of the sales load remaining after the dealer concession is paid to Representatives. Such dealers may be deemed to be underwriters pursuant to the 1933 Act.

     Shares of the Trust may be purchased through a registered representative of the Distributor, a participating dealer or a participating bank
("Representative") by placing an order for Trust shares with your Representative, completing and signing the Account Application found in the back of this prospectus, and mailing it, along with your payment, within three business days.

     The Trust offers and sells two classes of shares, A shares and C shares. A shares may be purchased at a price equal to their net asset value per share next determined after receipt of an order, plus a sales load imposed at the time of purchase. C shares may be purchased at a price equal to their net asset value per share next determined after receipt of an order. A CDSL of 1% is imposed on C shares if you redeem those shares within one year of purchase. When you place an order for Trust shares, you must specify which class of shares you wish to purchase. See "Alternative Purchase Plans."

     All purchase orders received by the Distributor prior to the close of regular trading on the Exchange -- generally 4:00 p.m., Eastern time -- will be executed at that day's offering price. Purchase orders received by your Representative prior to the close of regular trading on the Exchange and transmitted to the Distributor before 5:00 p.m. Eastern time on that day also will receive that day's offering price. Otherwise, all purchase orders accepted after the offering price is determined will be executed at the offering price determined as of the close of regular trading on the Exchange on the next trading day. See "What Class A Shares Will Cost" and "What Class C Shares Will Cost."

     You also may purchase shares of the Trust directly by completing and signing the Account Application found in the back of this prospectus and mailing it, along with your payment, to Heritage Capital Appreciation Trust, c/o Shareholder Services, Heritage Asset Management, Inc., P.O. Box 33022, St. Petersburg, FL 33733.

     Shares may be purchased with Federal funds (a commercial bank's deposit with the Federal Reserve Bank that can be transferred to another member bank on the same day) sent by Federal Reserve or bank wire to State Street Bank and Trust Company, Boston, Massachusetts, ABA #011-000-028, Account #3196-769-8. Wire instructions should include (1) the name of the Trust, (2) the class of shares to be purchased, (3) your account number assigned by the Trust, and (4) your name. To open a new account with Federal funds or by wire, you must contact the Manager or your Representative to obtain a Heritage Mutual Fund account number. Commercial banks may elect to charge a fee for wiring funds to State Street Bank and Trust Company. For more information on "How to Buy Shares," see "Investing in the Trust" in the SAI.

MINIMUM INVESTMENT REQUIRED/ACCOUNTS WITH LOW BALANCES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     Except as provided under "Investment Programs", the minimum initial investment in the Trust is $1,000, and a minimum account balance of $500 must be maintained. These minimum requirements may be waived at the discretion of the Manager. In addition, initial investments in Individual Retirement Accounts ("IRAs") may be reduced or waived under certain circumstances. Contact the Manager or your Representative for further information.

     Due to the high cost of maintaining accounts with low balances, it is currently the Trust's policy to redeem Trust shares in any account if the account balance falls below the required minimum value of $500, except for retirement accounts. The shareholder will be given 30 days' notice to bring the account balance to the minimum required or the Trust may redeem shares in the account and pay the proceeds to the shareholder. The Trust does not apply this minimum account balance requirement to accounts that fall below the minimum due to market fluctuation.

INVESTMENT PROGRAMS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     A variety of automated investment options are available for the purchase of Trust shares. These plans provide for automatic monthly investments of $50 or more through various methods described below. You may change the amount to be automatically invested or may discontinue this service at any time without penalty. If you discontinue this service before reaching the required account minimum, the account must be brought up to the minimum in order to remain open. Shareholders desiring this service should complete the appropriate application available from the Manager. You will receive a periodic confirmation of all activity for your account.

AUTOMATIC INVESTMENT OPTIONS:
---------------------------------

1. Bank Draft Investing -- You may authorize the Manager to process a monthly draft from your personal checking account for investment into the Trust. The draft is returned by your bank the same way a canceled check is returned.

2. Payroll Direct Deposit -- If your employer participates in a direct deposit program (also known as ACH Deposits) you may have all or a portion of your payroll directed to the Trust. This will generate a purchase transaction each time you are paid by your employer. Your employer will report to you the amount sent from each paycheck.

3. Government Direct Deposit -- If you receive a qualifying periodic payment from the U.S. Government or other agency that participates in Direct Deposit, you may have all or a part of each check directed to purchase shares of the Trust. The U.S. Government or agency will report to you all payments made.

4. Automatic Exchange -- If you own shares of another Heritage mutual fund advised or administered by the Manager ("Heritage Mutual Fund"), you may elect to have a preset amount redeemed from that fund and exchanged into the corresponding class of shares of the Trust. You will receive a statement from the other Heritage Mutual Fund confirming the redemption.

     You may change or terminate any of the above options at any time.

RETIREMENT PLANS:
-------------------

     Shares of the Trust may be purchased as an investment for Heritage IRA plans. In addition, shares may be purchased as an investment for self-directed IRAs, defined contribution plans, Simplified Employee Pension Plans ("SEPs") and other retirement plans.

     HERITAGE IRA. Individuals who earn compensation and who have not reached age 70 1/2 before the close of the year generally may establish a Heritage IRA. You may make limited contributions to a Heritage IRA through the purchase of shares of the Trust and/or other Heritage Mutual Funds. The Internal Revenue Code of 1986, as amended (the "Code"), limits the deductibility of IRA contributions to taxpayers who are not active participants (and whose spouses are not active participants) in employer-provided retirement plans or who have adjusted gross income below certain levels. Nevertheless, the Code permits other individuals to make nondeductible IRA contributions up to $2,000 per year (or $2,250, if such contributions also are made for a nonworking spouse and a joint return is filed). A Heritage IRA also may be used for certain "rollovers" from qualified benefit plans and from Section 403(b) annuity plans. For more detailed information on the Heritage IRA, please contact the Manager.

     Trust shares may be used as the investment medium for qualified retirement plans (defined benefit or defined contribution plans established by corporations, partnerships or sole proprietorships). Contributions to qualified plans may be made (within certain limits) on behalf of the employees, including owner-employees, of the sponsoring entity.

     OTHER RETIREMENT PLANS. Multiple participant payroll deduction retirement plans also may purchase A shares of any Heritage Mutual Fund at a reduced sales charge on a monthly basis during the 13-month period following such a plan's initial purchase. The sales load applicable to such initial purchase of A shares will be that normally applicable under the schedule of sales loads set forth in this prospectus to an investment 13 times larger than such initial purchase. The sales load applicable to each succeeding monthly purchase of A shares will be that normally applicable, under such schedule, to an investment equal to the sum of (1) the total purchase previously made during the 13-month period and (2) the current month's purchase multiplied by the number of months (including the current month) remaining in the 13-month period. Sales loads previously paid during such period will not be adjusted retroactively on the basis of later purchases. Multiple participant payroll deduction retirement plans may purchase C shares at any time.

ALTERNATIVE PURCHASE PLANS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     The alternative purchase plans offered by the Trust enable you to choose the class of shares that you believe will be most beneficial given the amount of your intended purchase, the length of time you expect to hold the shares and other circumstances. You should consider whether, during the anticipated length of your intended investment in the Trust, the accumulated continuing distribution and service fees plus the CDSL on C shares would exceed the initial sales load plus accumulated service fees on A shares purchased at the same time. Another factor to consider is whether the potentially higher yield of A shares due to lower ongoing charges will offset the initial sales load paid on such shares. Representatives may receive different compensation for sales of A shares than sales of C shares.

     If you purchase sufficient shares to qualify for a reduced sales load, you may prefer to purchase A shares because similar reductions are not available on the C shares. For example, if you intend to invest more than $1,000,000 in shares of the Trust, you should purchase A shares. Moreover, all A shares are subject to a lower 12b-1 fee and, accordingly, are expected to pay correspondingly higher dividends on a per share basis. If your purchase will not qualify for a reduced sales load, you still may wish to purchase A shares if you expect to hold your shares for an extended period of time because, depending on the number of years you hold the investment, the continuing distribution and service fees on C shares eventually would exceed the initial sales load plus the continuing service fee on A shares during the life of your investment. However, because initial sales loads are deducted at the time of purchase, not all of the purchase payment for A shares is invested initially.

     You might determine that it would be more advantageous to purchase C shares in order to have all of your purchase payment invested initially. However, your investment would remain subject to continuing distribution and service fees and, for a one year period, be subject to a CDSL. For example, based on current fees and expenses for the Trust and the maximum A sales load, you would have to hold A shares approximately eight years before the accumulated distribution and service fees on the C shares would exceed the initial sales load plus the accumulated service fees on the A shares.

WHAT CLASS A SHARES WILL COST
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     A shares are sold on each day on which the Exchange is open. A shares are sold at their next determined net asset value plus a sales load as described below.

                                                SALES LOAD AS A                 DEALER
                                                 PERCENTAGE OF                CONCESSION
                                         ------------------------------      AS PERCENTAGE
                                                         NET AMOUNT               OF
                   AMOUNT OF             OFFERING         INVESTED             OFFERING
                   PURCHASE               PRICE       (NET ASSET VALUE)        PRICE(1)
        -------------------------------  --------     -----------------     ---------------
        Less than $25,000..............    4.75%             4.99%                4.25%
        $25,000-$49,999................    4.25%             4.44%                3.75%
        $50,000-$99,999................    3.75%             3.90%                3.25%
        $100,000-$249,999..............    3.25%             3.36%                2.75%
        $250,000-$499,999..............    2.50%             2.56%                2.00%
        $500,000-$999,999..............    1.75%             1.78%                1.25%
        $1,000,000 and over............    1.00%             1.01%                0.75%

(1) During certain periods, the Distributor may pay 100% of the sales load to participating dealers. Otherwise, it will pay the Dealer Concession shown above.

     A shares may be sold at net asset value without any sales load to the Manager and the Subadviser, current and retired officers and Trustees of the Trust; directors, officers and full-time employees of the Manager, Subadviser of any Heritage Mutual Fund, Distributor and their affiliates; registered representatives of broker-dealers that are parties to dealer agreements with the Distributor (or financial institutions that have arrangements with such broker-dealers); directors, officers and full-time employees of banks that are parties to agency agreements with the Distributor; and all such persons' immediate relatives and their beneficial accounts. In addition, the American Psychiatric Association (the "APA Group") has entered into an agreement with the Distributor that allows its members to purchase A shares at a sales load equal to two-thirds of the percentages in the above table. The Dealer Concession also will be adjusted in a like manner. Members of the APA Group also are eligible to purchase A shares at net asset value in amounts equal to the value of shares redeemed from other mutual funds that were purchased under reduced sales load programs available to their organization. A shares also may be purchased without sales loads by investors who participate in certain broker-dealer wrap fee investment programs.

     A shares also may be purchased at net asset value by trust companies and bank trust departments for funds over which they exercise exclusive discretionary authority and are held in a fiduciary, agency, advisory, custodial or similar capacity. Such purchases are subject to minimum requirements with respect to amount of purchase. Currently, the minimum purchase required is $1,000,000, which may be invested over a period of 13 months. The minimum may be changed from time to time by the Distributor. The minimum may be aggregated between A shares of the Trust and A shares of any other Heritage Mutual Fund that would be subject to a sales load. Cities, counties, states or instrumentalities, and their departments, authorities or agencies, are able to purchase A shares of the Trust at net asset value as long as certain conditions are met.

HERITAGE NET ASSET VALUE ("NAV") TRANSFER PROGRAM
-----------------------------------------------------------

     A shares of the Trust may be sold at net asset value without any sales load under the Manager's NAV Transfer Program. To qualify for the NAV Transfer Program, you must provide adequate proof that you recently redeemed shares from a load or no-load mutual fund other than a Heritage Mutual Fund. To provide adequate proof you must complete a qualification form and provide a statement showing the value liquidated from the other mutual fund within time parameters set by the Manager. In addition, shares of the other fund must have been liquidated no more than 90 days prior to the beginning of the promotion period and not after the period ends. The Manager may pay Representatives a one-time fee of up to 0.25% for all trades meeting these requirements. The Manager reserves the right to recover these fees if A shares are redeemed within 90 days of purchase.

COMBINED PURCHASE PRIVILEGE (RIGHT OF ACCUMULATION)
-----------------------------------------------------------

     You may qualify for the sales load reductions indicated in the above sales load schedule by combining purchases of A shares into a single "purchase" if the resulting "purchase" totals at least $25,000. The term "purchase" refers to a single purchase by an individual, or to concurrent purchases that, in the aggregate, are at least equal to the prescribed amounts, by an individual, his spouse and their children under the age of 21 years purchasing A shares for his or their own account; a single purchase by a trustee or other fiduciary purchasing A shares for a single trust, estate or single fiduciary account although more than one beneficiary is involved; or a single purchase for the employee benefit plans of a single employer. A "purchase" also may include A shares purchased at the same time through a single selected dealer of any other Heritage Mutual Fund that distributes its shares subject to a sales load. To qualify for the Combined Purchase Privilege on a purchase through a selected dealer, the investor or selected dealer must provide the Distributor with sufficient information to verify that each purchase qualifies for the privilege or discount.

STATEMENT OF INTENTION

     You also may obtain the reduced sales loads shown under "What Class A Shares Will Cost" by means of a written Statement of Intention, which expresses your intention to invest not less than $25,000 within a period of 13 months in A shares of the Trust or A shares of any other Heritage Mutual Fund subject to a sales load ("Statement of Intention").

     Investors qualifying for the Combined Purchase Privilege described above may purchase A shares of the Heritage Mutual Funds under a single Statement of Intention. For example, if, at the time an investor signs a Statement of Intention to invest at least $25,000 in A shares of the Trust, the investor and the investor's spouse each purchase A shares worth $5,000 (for a total of $10,000), then it will be necessary only to invest a total of $15,000 during the following 13 months in A shares of the Trust or any other Heritage Mutual Fund subject to a sales load to qualify for the reduced sales loads on the total amount being invested.

     The Statement of Intention is not a binding obligation upon the investor to purchase the full amount indicated. The minimum initial investment under a Statement of Intention is 5% of such amount. If you would like to enter into a Statement of Intention in conjunction with your initial investment in A shares of the Trust, please complete the appropriate portion of the Account Application at the back of this prospectus. Current Trust shareholders desiring to do so can obtain a Statement of Intention by contacting the Manager or the Distributor at the address or telephone number listed on the cover of this prospectus, or from their Representative.

REINSTATEMENT PRIVILEGE
-------------------------

     A shareholder who has redeemed any or all of his A shares of the Trust may reinvest all or any portion of the redemption proceeds in A shares at net asset value without any sales load, provided that such reinvestment is made within 90 calendar days after the redemption date. A shareholder who has redeemed any or all of his

C shares of the Trust and has paid a CDSL on those shares or has held those shares long enough so that the CDSL no longer applies, may reinvest all or any portion of the redemption proceeds in C shares at net asset value without paying a CDSL on future redemptions of those shares, provided that such reinvestment is made within 90 calendar days after the redemption date. A reinstatement pursuant to this privilege will not cancel the redemption transaction; therefore, (1) any gain realized on the transaction will be recognized for Federal income tax purposes, while (2) any loss realized will not be recognized for those purposes to the extent that the redemption proceeds are reinvested in shares of the Trust. See "Taxes." The reinstatement privilege may be utilized by a shareholder only once, irrespective of the number of shares redeemed, except that the privilege may be utilized without limitation in connection with transactions whose sole purpose is to transfer a shareholder's interest in the Trust to his defined contribution plan, IRA or SEP. Investors must notify the Fund if they intend to exercise the reinstatement privilege.

     For more information on "What Class A Shares Will Cost" and a further explanation of instances in which the sales load will be waived or reduced, see "Investing in the Trust" in the SAI.

WHAT CLASS C SHARES WILL COST
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     A CDSL of 1% is imposed on C shares if, within one year of purchase, you redeem an amount that causes the current value of your account to fall below the total dollar amount of C shares purchased subject to the CDSL. The CDSL will not be imposed on the redemption of C shares acquired as dividends or other distributions, or on any increase in the net asset value of the redeemed C shares above the original purchase price. Thus, the CDSL will be imposed on the lower of net asset value or purchase price.

     Redemptions will be processed in a manner intended to minimize the amount of redemption that will be subject to the CDSL. When calculating the CDSL, it will be assumed that the redemption is made first of C shares acquired as dividends, second of C shares that have been held for over one year, and finally of C shares held for less than one year on a first-in first-out basis.

     For example, assume you purchase 100 C shares at $10 per share (for a total cost of $1,000) and, during the year you purchase such shares, the net asset value increases to $12 per share and you acquire 10 additional shares as dividends. If you redeem 50 shares (or $600) within the first year of purchase, 10 shares would not be subject to the CDSL because redemptions are made first of shares acquired as dividends. With respect to the remaining shares, the CDSL is applied only to the original cost of $10 per share and not to the higher net asset value of $12 per share. Therefore, only 40 of the 50 shares (or $400) being redeemed would be subject to a CDSL at a rate of 1%.

     WAIVER OF THE CONTINGENT DEFERRED SALES LOAD. The CDSL currently is waived for (1) any partial or complete redemption in connection with a distribution without penalty under Section 72(t) of the Code from a qualified retirement plan, including a Keogh or IRA upon attaining age 70 1/2; (2) any redemption resulting from a tax-free return of an excess contribution to a qualified employer retirement plan or an IRA; (3) any partial or complete redemption following death or disability (as defined in Section 72(m)(7) of the Code) of a shareholder (including one who owns the shares as joint tenant with his spouse) from an account in which the deceased or disabled is named, provided the redemption is requested within one year of the death or initial determination of disability; (4) certain periodic redemptions under the Systematic Withdrawal Plan from an account meeting certain minimum balance requirements, in amounts representing certain maximums established from time to time by the Distributor (currently a maximum of 12% annually of the account balance at the beginning of the Systematic Withdrawal Plan); or (5) involuntary redemptions by the Trust of

C shares in shareholder accounts that do not comply with the minimum balance requirements. The Distributor may require proof of documentation prior to waiver of the CDSL described in sections (1) through (4) above, including distribution letters, certification by plan administrators, applicable tax forms or death or physicians certificates.

     For more information about C shares, see "Reinstatement Privilege" and "Exchange Privilege."

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     Redemptions of Trust shares can be made by:

     CONTACTING YOUR REPRESENTATIVE. Your Representative will transmit an order to the Trust for redemption and may charge you a fee for this service.

     TELEPHONE REQUEST. You may redeem shares by placing a telephone request to the Trust (800-421-4184) prior to the close of regular trading on the Exchange. If you do not wish to have telephone exchange/redemption privileges, you should so elect by completing the appropriate section of the Account Application. The Trust, Manager, Distributor and their Trustees, directors, officers and employees are not liable for any loss arising out of telephone instructions they reasonably believe are authentic. These parties will employ reasonable procedures to confirm that telephone instructions are authentic. To the extent that the Trust, Manager, Distributor and their Trustees, directors, officers and employees do not follow reasonable procedures, some or all of them may be liable for losses due to unauthorized or fraudulent transactions. For more information on these procedures, see "Redeeming Shares - Telephone Transactions" in the SAI. You may elect to have the funds wired to the bank account specified on the Account Application. Funds normally will be sent the next business day, and you will be charged a wire fee by the Manager (currently $5.00). For redemptions of less than $25,000, you may request that the check be mailed to your address of record, providing that such address has not been changed in the past 60 days. For your protection, all other redemption checks will be transferred to the bank account specified on the Account Application.

     WRITTEN REQUEST. Trust shares may be redeemed by sending a written request for redemption to "Heritage Capital Appreciation Trust, c/o Shareholder Services, Heritage Asset Management, Inc., P.O. Box 33022, St. Petersburg, FL 33733". Signature guarantees will be required on the following types of requests: redemptions from any account that has had an address change in the past 60 days, redemptions greater than $25,000, redemptions that are sent to an address other than the address of record and exchanges or transfers into other Heritage accounts that have different titles. The Manager will transmit an order to the Trust for redemption.

     SYSTEMATIC WITHDRAWAL PLAN. Withdrawal plans are available that provide for regular periodic withdrawals of $50 or more on a monthly, quarterly, semiannual or annual basis. Under these plans, sufficient shares of the Trust are redeemed to provide the amount of the periodic withdrawal payment. The purchase of A shares while participating in the Systematic Withdrawal Plan ordinarily will be disadvantageous to you because you will be paying a sales load on the purchase of those shares at the same time that you are redeeming A shares upon which you may already have paid a sales load. Therefore, the Trust will not knowingly permit the purchase of A shares through an Automatic Investment Plan if you are at the same time making systematic withdrawals of A shares. The Manager reserves the right to cancel systematic withdrawals if insufficient shares are available for two or more consecutive months.

     Please contact the Manager or your Representative for further information or see "Redeeming Shares" in the SAI.

RECEIVING PAYMENT
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     If a request for redemption is received by the Trust in good order (as described below) before the close of regular trading on the Exchange, the shares will be redeemed at the net asset value per share determined at the close of regular trading on the Exchange on that day, less any applicable CDSL for C shares. Requests for redemption received by the Trust after the close of regular trading on the Exchange will be executed at the net asset value determined at the close of regular trading on the Exchange on the next trading day, less any applicable CDSL for C shares.

     Payment for shares redeemed by the Trust normally will be made on the business day after redemption was made. If the shares to be redeemed recently have been purchased by personal check, the Trust may delay mailing a redemption check until the purchase check has cleared, which may take up to seven days. This delay can be avoided by wiring funds for purchases. The proceeds of a redemption may be more or less than the original cost of Trust shares.

     A redemption request will be considered to be received in "good order" if:

       - the number or amount of shares and the class of shares to be redeemed and shareholder account number have been indicated;

       - any written request is signed by the shareholder and by all co-owners of the account with exactly the same name or names used in establishing the account;

       - any written request is accompanied by certificates representing the shares that have been issued, if any, and the certificates have been endorsed for transfer exactly as the name or names appear on the certificates or an accompanying stock power has been attached; and

       - the signatures on any written redemption request of $25,000 or more and on any certificates for shares (or an accompanying stock power) have been guaranteed by a national bank, a state bank that is insured by the Federal Deposit Insurance Corporation, a trust company, or by any member firm of the New York, American, Boston, Chicago, Pacific or Philadelphia Stock Exchanges. Signature guarantees also will be accepted from savings banks and certain other financial institutions that are deemed acceptable by the Manager, as transfer agent, under its current signature guarantee program.

     The Trust has the right to suspend redemption or postpone payment at times when the Exchange is closed (other than customary weekend or holiday closings) or during periods of emergency or other periods as permitted by the SEC. In the case of any such suspension you may either withdraw your request for redemption or receive payment based upon the net asset value next determined after the suspension is lifted. If a redemption check remains outstanding after six months, the Manager reserves the right to redeposit those funds into your account. For more information on receiving payment, see "Redeeming
Shares - Receiving Payment" in the SAI.

EXCHANGE PRIVILEGE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     If you have held A shares or C shares for at least 30 days, you may exchange some or all of your shares for shares of the same class of any other Heritage Mutual Fund. All exchanges will be based on the respective net asset values of the Heritage Mutual Funds involved. All exchanges are subject to the minimum investment requirements and any other applicable terms set forth in the prospectus for the Heritage Mutual Fund whose shares are being acquired. Exchanges involving the redemption of shares recently purchased by check will be permitted only after the Heritage Mutual Fund whose shares have been tendered for exchange is reasonably assured that the check has cleared, normally seven calendar days following the purchase date. Exchanges of shares of Heritage Mutual Funds generally will result in the realization of a taxable gain or loss for Federal income tax purposes.

     For purposes of calculating the commencement of the one-year CDSL holding period for shares exchanged from the Fund to the C shares of any other Heritage Mutual Fund, except Heritage Cash Trust-Money Market Fund ("Money Market Fund"), the original purchase date of those shares exchanged will be used. Any time period that the exchanged shares were held in the Money Market Fund will not be included in this calculation.

     If you exchange A shares or C shares for corresponding shares of the Money Market Fund, you may, at any time thereafter, exchange such shares for the corresponding class of shares of any other Heritage Mutual Fund. Because the Money Market Fund is a no-load mutual fund, if you exchange shares of that fund acquired by purchase (rather than exchange) for shares of another Heritage Mutual Fund, you will be subject to the sales load, if any, that would be applicable to a purchase of that Heritage Mutual Fund. In addition, if you exchange C shares of the Trust for corresponding shares of the Money Market Fund, the period during which an investment is held in shares of the Money Market Fund will not count for purposes of calculating the one-year CDSL holding period for such shares. As a result, if you redeem C shares of the Money Market Fund before the expiration of the one-year CDSL holding period, you will be subject to the applicable CDSL. A shares of the Trust may be exchanged for A shares of the Heritage Cash Trust -- Municipal Money Market Fund, which is the only class of shares offered by that fund. Because the Heritage Cash
Trust -- Municipal Money Market Fund is a no-load fund, if you exchange shares of that fund acquired by purchase (rather than exchange) for shares of another Heritage Mutual Fund, you also will be subject to the sales load, if any, that would be applicable to a purchase of that Heritage Mutual Fund. C shares are not eligible for exchange into the Heritage Cash Trust -- Municipal Money Market Fund.

     Shares acquired pursuant to a telephone request for exchange will be held under the same account registration as the shares redeemed through such an exchange. For a discussion of limitation of liability of certain entities, see "How to Redeem Shares -- Telephone Request."

     Telephone exchanges can be effected by calling the Manager at 800-421-4184 or by calling your Representative. In the event that you or your Representative are unable to reach the Manager by telephone, an exchange can be effected by sending a telegram to Heritage Asset Management, Inc., attention: Shareholder Services. Due to the volume of calls or other unusual circumstances, telephone exchanges may be difficult to implement during certain time periods.

     The exchange privilege is available only in states where shares of the Heritage Mutual Fund being acquired may be legally sold. Each Heritage Mutual Fund reserves the right to reject any order to acquire its shares through exchange or otherwise to restrict or terminate the exchange privilege at any time. In addition, each Heritage Mutual Fund may terminate this exchange privilege upon 60 days' notice. For further information on this exchange privilege, contact the Manager or your Representative and see "Exchange Privilege" in the SAI.

                            MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES

     The business and affairs of the Trust are managed by or under the direction of its Board of Trustees. The Trustees are responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved to the shareholders. A Trustee may be removed by the other Trustees or by a two-thirds vote of the outstanding Trust shares.

INVESTMENT ADVISER, FUND ACCOUNTANT, ADMINISTRATOR AND TRANSFER AGENT

     Heritage Asset Management, Inc. is the Trust's investment adviser, fund accountant, administrator and transfer agent. The Manager is responsible for reviewing and establishing investment policies for the Trust and determining the allocation of assets to the subadvisers as well as administering the Trust's noninvestment affairs. The Manager is a wholly-owned subsidiary of Raymond James Financial, Inc., which, together with its subsidiaries, provides a wide range of financial services to retail and institutional clients. The Manager manages, supervises and conducts the business and administrative affairs of the Trust and the other Heritage Mutual Funds with net assets totaling approximately $2.0 billion as of October 31, 1995. The Manager's annual investment advisory and administration fee paid monthly by the Trust to the Manager is based on the Trust's average daily net assets shown on the chart below. The Trust pays the Manager directly for fund accounting and transfer agent services.

                                              ADVISORY FEE
                                             AS % OF AVERAGE
  AVERAGE DAILY                                 DAILY NET
    NET ASSETS                                   ASSETS
------------------                           ---------------
First $100 million.........................        1.00%
Over $100 million..........................         .75%

     This fee is higher than that charged for most other mutual funds with a similar investment objective. The Manager has voluntarily agreed to waive 25% of its fee on the first $100 million of the Trust's average daily net assets. The advisory fee may be further reduced pursuant to regulations in various states where Trust shares are qualified for sale which impose limitations on the annual expense ratio of the Trust. The Manager reserves the right to discontinue any voluntary waiver of its fees or reimbursements to the Trust in the future. The Manager also may recover advisory fees waived in the two previous years if the recovery does not cause the Trust to exceed applicable state expense limitations. It currently is not anticipated that the Manager will recover these fees.

SUBADVISERS

     The Manager has entered into an agreement with Liberty Investment Management, 2502 Rocky Point Drive, Tampa, Florida 33607, to provide investment advice and portfolio management services, including placement of brokerage orders, on behalf of the Trust. For these services, the Manager pays the Subadviser an annual fee of .25% of the Trust's average daily net assets, without regard to any reduction in fees actually paid to the Manager as a result of state expense limitations or other voluntary fee waivers by the Manager. The Subadviser provides investment advisory services to institutional clients, including employee benefit plans, endowments, foundations, other tax-exemption organizations and registered investment companies; the net assets for these institutional clients totaled
approximately $     billion as of           , 1995. The Subadviser may use the
Distributor as broker for agency transactions in listed and over-the-counter securities at commission rates and under circumstances consistent with the policy of best price and execution. See "Brokerage Transactions" in the SAI.

     The Manager also has entered into a subadvisory agreement with Eagle Asset Management, Inc. ("Eagle"). However, the Manager has chosen not to allocate assets to Eagle at this time.

PORTFOLIO MANAGEMENT

     Herbert E. Ehlers serves as portfolio manager of the Trust. Mr. Ehlers has been responsible for the day-to-day management of the Trust's investment portfolio, subject to the general oversight of the Manager and the Board, since the Trust's inception in December 1985. Mr. Ehlers has been the Chief Executive Officer and Chief Investment Officer of the Subadviser since January 1, 1995 (commencement of operations). From 1984 to December 31, 1994, Mr. Ehlers was President, Chief Investment Officer and a director of Eagle.

                        SHAREHOLDER AND ACCOUNT POLICIES

DIVIDENDS AND OTHER DISTRIBUTIONS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     Dividends from net investment income are declared and paid annually. The Trust distributes to shareholders along with its annual dividend substantially all net realized capital gains on portfolio securities and net realized gains from foreign currency transactions, if any, after the end of the year in which the gains are realized. Dividends and other distributions on shares held in retirement plans and by shareholders maintaining a Systematic Withdrawal Plan generally are declared and paid in additional Trust shares. Other shareholders may elect to:

     - receive both dividends and other distributions in additional Trust shares;

     - receive dividends in cash and other distributions in additional Trust shares;

     - receive both dividends and other distributions in cash; or

     - receive both dividends and other distributions in cash for investment in another Heritage Mutual Fund.

     If you select none of these options, the first option will apply. In any case when you receive a dividend or a other distribution in additional Trust shares, your account will be credited with shares valued at the net asset value of the shares determined at the close of regular trading on the Exchange on the day following the record date for the dividend or capital gain distribution. Distribution options can be changed at any time by notifying the Manager in writing.

     Dividends paid by the Trust with respect to its A shares and C shares are calculated in the same manner and at the same time and will be in the same amount relative to the aggregate net asset value of the shares in each class, except that dividends on C shares may be lower than dividends on A shares primarily as a result of the higher distribution fee and class-specific expenses applicable to C shares.

DISTRIBUTION PLANS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     As compensation for services rendered and expenses borne by the Distributor in connection with the distribution of A shares and in connection with personal services rendered to Class A shareholders and the maintenance of Class A accounts, the Trust may pay the Distributor a service fee of up to 0.25% and a distribution fee of up to 0.25% of the Trust's average daily net assets attributable to A shares. The Trust currently pays the Distributor a service fee of up to 0.25% on A shares purchased prior to April 3, 1995. This fee represents compensation for the maintenance of Class A accounts. This fee is computed daily and paid monthly.

     As compensation for services rendered and expenses borne by the Distributor in connection with the distribution of C shares and in connection with personal services rendered to Class C shareholders and the maintenance of Class C accounts, the Trust pays the Distributor a service fee of up to 0.25% and a distribution fee of up to 0.75% of the Trust's average daily net assets attributable to C shares. This fee is computed daily and paid monthly.

     The above-referenced fees paid to the Distributor are made under Distribution Plans adopted pursuant to Rule 12b-1 under the 1940 Act. These Plans authorize the Distributor to spend such fees on any activities or expenses intended to result in the sale of A shares and C shares, including, but not limited to, compensation (in addition to the sales load) paid to Representatives; advertising, salaries and other expenses of the Distributor relating to selling or servicing efforts; expenses of organizing and conducting sales seminars; printing of prospectuses, statements of additional information and reports for other than existing shareholders; and preparation and distribution of advertising material and sales literature and other sales promotion expenses. The Distributor has entered into dealer agreements with participating dealers who also will distribute shares of the Trust.

     If the Plan is terminated, the obligation of the Trust to make payments to the Distributor pursuant to the Plan will cease and the Trust will not be required to make any payment past the date the Plan terminates.

TAXES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     The Trust intends to qualify for treatment as a regulated investment company under the Code for its current taxable year. By doing so, the Trust (but not its shareholders) will be relieved of Federal income tax on that part of its investment company taxable income (generally consisting of net investment income, net short-term capital gain and net gains from certain foreign currency transactions) and net capital gain (the excess of net long-term capital gain over net short-term capital loss) that is distributed to its shareholders. Dividends from the Trust's investment company taxable income are taxable to shareholders as ordinary income, to the extent of the Trust's earnings and profits, whether received in cash or in additional Trust shares. Distributions of the Trust's net capital gain, when designated as such, are taxable to shareholders as long-term capital gains, whether received in cash or in additional Trust shares and regardless of the length of time the shares have been held. A portion of the dividends paid by the Trust, whether received in cash or in additional Trust shares, may be eligible for the dividends-received deduction allowed to corporations. The eligible portion may not exceed the aggregate dividends received by the Trust from U.S. corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction are subject indirectly to the alternative minimum tax.

     Dividends and other distributions declared by the Trust in October, November or December of any calendar year and payable to shareholders of record on a date in any of these months will be deemed to have been paid by the Trust and received by the shareholders on December 31 of that year if they are paid by the Trust during the following January. Shareholders receive Federal income tax information regarding dividends and other distributions after the end of each year. The Trust is required to withhold 31% of all dividends, capital gain distributions, and redemption proceeds payable to individuals and certain other non-corporate shareholders who do not provide the Trust with a correct taxpayer identification number. Withholding at that rate also is required from dividends and capital gain distributions payable to such shareholders who otherwise are subject to backup withholding.

     The foregoing is only a summary of some of the important Federal income tax considerations generally affecting the Trust and its shareholders. See the SAI for a further discussion. There may be other Federal, state or local tax considerations applicable to a particular investor. You are therefore urged to consult your tax adviser.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     Each share of the Trust gives the shareholder one vote in matters submitted to shareholders for a vote. A shares and C shares of the Trust have equal voting rights, except that, in matters affecting only a particular class, only shares of that class are entitled to vote. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's operation and for the election of Trustees under certain circumstances. Trustees may be removed by the Trustees or shareholders at a special meeting. A special meeting of shareholders shall be called by the Trustees upon the written request of shareholders owning at least 10% of the Trust's outstanding shares.

     No dealer, salesman, or other person has been authorized to give any information or to make any representations other than those contained in this Prospectus in connection with the offer contained in this Prospectus, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Trust or the Distributor. This Prospectus does not constitute an offering in any state in which such offering may not lawfully be made.

Heritage Capital Appreciation Trust                                                                         -----------------
P.O. Box 33022
St. Petersburg, FL 33733
---------------------------------------                                                                         BULK RATE
                                                                                                              U.S. POSTAGE
Address Change Requested                                                                                          PAID
                                                                                                             MODERN MAILING
Prospectus                                                                                                  -----------------
INVESTMENT ADVISER/
SHAREHOLDER SERVICING AGENT
Heritage Asset Management, Inc.
P.O. Box 33022
St. Petersburg, FL 33733
(800) 421-4184
DISTRIBUTOR
Raymond James & Associates, Inc.
P.O. Box 12749
St. Petersburg, FL 33733
(813) 573-3800
LEGAL COUNSEL
Kirkpatrick & Lockhart LLP
8M HAM017

                                                                            LOGO

                                                         Prospectus

                                                      January 2, 1996

                         STATEMENT OF ADDITIONAL INFORMATION

                         HERITAGE CAPITAL APPRECIATION TRUST


              This Statement of Additional Information ("SAI") dated January 2, 1996 should be read with the Prospectus of the Heritage Capital Appreciation Trust dated January 2, 1996. This SAI is not a prospectus itself. To receive a copy of the Prospectus, write to Heritage Asset Management, Inc. at the address below or call (800) 421-4184.

                           Heritage Asset Management, Inc.
                                880 Carillon Parkway
                            St. Petersburg, Florida 33716

                                  TABLE OF CONTENTS
                                                                            Page
                                                                            ----

     GENERAL INFORMATION . . . . . . . . . . . . . . . . . . . . . . . . . .   1
     INVESTMENT INFORMATION  . . . . . . . . . . . . . . . . . . . . . . . .   1
              Investment Objective . . . . . . . . . . . . . . . . . . . . .   1
              Investment Policies  . . . . . . . . . . . . . . . . . . . . .   1
              Industry Classifications . . . . . . . . . . . . . . . . . . .   6
     INVESTMENT LIMITATIONS  . . . . . . . . . . . . . . . . . . . . . . . .   7
     NET ASSET VALUE . . . . . . . . . . . . . . . . . . . . . . . . . . . .   8
     PERFORMANCE INFORMATION . . . . . . . . . . . . . . . . . . . . . . . .  10
     INVESTING IN THE TRUST  . . . . . . . . . . . . . . . . . . . . . . . .  11
              Alternative Purchase Plans . . . . . . . . . . . . . . . . . .  11
              Class A Purchases at Net Asset Value . . . . . . . . . . . . .  12
              Class A Combined Purchase Privilege (Right of
                               Accumulation) . . . . . . . . . . . . . . . .  12
              Class A Statement of Intention . . . . . . . . . . . . . . . .  13
     REDEEMING SHARES  . . . . . . . . . . . . . . . . . . . . . . . . . . .  14
              Systematic Withdrawal Plan . . . . . . . . . . . . . . . . . .  14
              Telephone Transactions . . . . . . . . . . . . . . . . . . . .  15
              Redemption in Kind . . . . . . . . . . . . . . . . . . . . . .  15
              Receiving Payment  . . . . . . . . . . . . . . . . . . . . . .  15
     EXCHANGE PRIVILEGE  . . . . . . . . . . . . . . . . . . . . . . . . . .  16
     TAXES . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  17
     TRUST INFORMATION . . . . . . . . . . . . . . . . . . . . . . . . . . .  20
              Management of the Trust  . . . . . . . . . . . . . . . . . . .  20
              Investment Adviser and Administrator; Subadvisers. . . . . . .  23
              Brokerage Practices  . . . . . . . . . . . . . . . . . . . . .  26
              Distribution of Shares . . . . . . . . . . . . . . . . . . . .  27
              Administration of the Trust  . . . . . . . . . . . . . . . . .  29
              Potential Liability  . . . . . . . . . . . . . . . . . . . . .  30
     APPENDIX A  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   A-1
     REPORT OF INDEPENDENT ACCOUNTANTS . . . . . . . . . . . . . . . . . .   A-2
     FINANCIAL STATEMENTS  . . . . . . . . . . . . . . . . . . . . . . . .   A-3

     GENERAL INFORMATION
     -------------------

              Heritage Capital Appreciation Trust (the "Trust") was established as a Massachusetts business trust under a Declaration of Trust dated June 21, 1985. The Trust offers two classes of shares, Class A shares sold subject to a front-end sales load ("A shares") and Class C shares sold subject to a contingent deferred sales load ("CDSL") ("C shares").

     INVESTMENT INFORMATION
     ----------------------

              Investment Objective
              --------------------

              The Trust's investment objective, as described in the prospectus, is long-term capital appreciation.

              Investment Policies
              -------------------

              American Depository Receipts. The Trust may invest in sponsored American Depository Receipts ("ADRs"). ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities of foreign issuers and other forms of depository receipts for securities of foreign issuers. Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets. Thus, these securities are not denominated in the same currency as the securities into which they may be converted. ADRs are considered to be foreign securities by the Trust for purposes of certain investment limitation calculations.

              Convertible Securities. The Trust may invest in convertible securities. While no securities investment is without some risk, investments in convertible securities generally entail less risk than the issuer's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. The Trust's investment subadvisers, Liberty Investment Management ("Liberty") and Eagle Asset Management, Inc. ("Eagle") (collectively, the "Subadvisers"), will decide whether to invest in convertible securities based upon a fundamental analysis of the long-term attractiveness of the issuer and the underlying common stock, the evaluation of the relative attractiveness of the current price of the underlying common stock, and the judgment of the value of the convertible security relative to the common stock at current prices. Convertible securities in which the Trust may invest include corporate bonds, notes and preferred stock that can be converted into common stock. Convertible securities combine the fixed-income characteristics of bonds and preferred stock with the potential for capital appreciation. As with all debt securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. While convertible securities generally offer lower interest or dividend yields than nonconvertible debt securities of similar quality, they do enable the investor to benefit from increases in the market price of the underlying common stock.

              Forward Currency Contracts.       Because investments  in  foreign
     companies usually will involve currencies of foreign countries, and because the Trust temporarily may hold funds in bank deposits in foreign currencies during the completion of investment programs, the value of Trust assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the Trust may incur costs in connection with conversions between various currencies. The Trust will conduct its foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market. In addition, in order to protect against uncertainty in the level of future exchange rates, the Trust may enter into contracts to purchase or sell foreign currencies at a future date (i.e., a "forward currency contract" or "forward contract") that is not more than 30 days from the date of the contract.

              The Trust may enter into forward contracts to purchase or sell foreign currencies for a fixed amount of U.S. dollars or another foreign currency or basket of foreign currencies. Such transactions may serve as long hedges -- for example, the Trust may purchase a forward contract to lock in the U.S. dollar price of a security denominated in a foreign currency that the Trust intends to acquire. Forward contract transactions also may serve as short hedges -- for example, the Trust may sell a forward contract to lock in the U.S. dollar equivalent of the proceeds from the anticipated sale of a security, or from a dividend or interest payment on a security, denominated in a foreign currency.

              As noted above, the Trust may seek to hedge against changes in the value of a particular currency by using forward contracts on another foreign currency or a basket of currencies, the value of which the Subadvisers believe will have a positive correlation to the values of the currency being hedged. Use of a different foreign currency magnifies the risk that movements in the price of the forward contract will not correlate or will correlate unfavorably with the foreign currency being hedged.

              The cost to the Trust of engaging in forward contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because forward contracts usually are entered into on a principal basis, no fees or commissions are involved. When the Trust enters into a forward contract, it relies on its counterparty to make or take delivery of the underlying currency at the maturity of the contract. Failure by the counterparty to do so would result in the loss of any expected benefit of the transaction.

              Sellers or purchasers of forward contracts can enter into offsetting closing transactions by purchasing or selling, respectively, an instrument identical to the instrument bought or sold. Secondary markets generally do not exist for forward contracts, with the result that closing transactions generally can be made for forward contracts only by negotiating directly with the counterparty. Thus, there can be no assurance that the Trust will in fact be able to close out a forward contract at a favorable price prior to maturity. In addition, in the event of insolvency of the counterparty, the Trust might be unable to close out a forward contract at any time prior to maturity. In either event, the Trust would continue to be subject to market risk with respect to the position, and would continue to be required to maintain a position in the securities or currencies that are the subject of the hedge or to maintain cash or securities in a segregated account.

              The precise matching of forward contract amounts and the value of the securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the foreign contract has been established. Thus, the Trust might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

              Foreign Currency Strategies - Special Considerations. The value of forward contracts depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of forward contracts, the Trust could be disadvantaged by having to deal in the odd-lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

              There is  no systematic  reporting of  last  sale information  for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market.

              Settlement of transactions involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, the Trust might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

              Limitations on the Use of Forward Currency Contracts. The Trust may enter into forward currency contracts or maintain a net exposure to such contracts only if (1) the consummation of the contracts would not obligate the Trust to deliver an amount of foreign currency in excess of the value of the position being hedged by such contracts or (2) the Trust maintains cash, U.S. Government securities or liquid, high-grade debt securities in a segregated account in an amount not less than the value of its total assets committed to the consummation of the contract and not covered as provided in (1) above, as marked to market daily.

              Foreign Securities. The Trust may invest in foreign securities; however, such investment may not exceed 10% of the Trust's investment portfolio. Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there generally is less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of U.S. securities laws. Foreign issuers generally are not bound by uniform accounting, auditing and financial reporting requirements comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Trust, political or financial instability or diplomatic and other developments that could affect such investments. Further, the economies of some countries may differ favorably or unfavorably from the economy of the United States.

              It is anticipated that in most cases the best available market for foreign securities will be on exchanges or in over-the-counter markets located outside the United States. Foreign stock markets, while growing in volume and sophistication, generally are not as well developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In addition, foreign brokerage commissions generally are higher than commissions on securities traded in the United States. In general, there is less overall governmental supervision and regulation of securities exchanges, brokers and listed companies than in the United States.

              It is the Trust's policy not to invest in foreign securities when there are currency or trading restrictions in force or when, in the judgment of the Subadvisers, such restrictions are likely to be imposed. However, certain currencies may become blocked (i.e., not freely available for transfer from a foreign country), resulting in the possible inability of the Trust to convert proceeds realized upon the sale of portfolio securities of the affected foreign companies into U.S. currency.

              Illiquid Securities. As stated in the prospectus, the Trust will not purchase or otherwise acquire any security if, as a result, more than 10% of its net assets (taken at current value) would be invested in securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. This policy includes repurchase agreements maturing in more than seven days. This policy does not include restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended (the "1933 Act"), which the Trust's Board of Trustees (the "Board of Trustees" or the "Board"), or the Manager or the Subadvisers, as applicable, has determined under Board-approved guidelines are liquid. However, the Trust currently has no plans of investing more than 5% of its assets in securities eligible for resale pursuant to Rule 144A.

              Restricted securities that are illiquid may be sold only in privately negotiated transactions or in public offerings with respect to which a registration statement is in effect under the 1933 Act. Where registration is required, the Trust may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Trust may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Trust might obtain a less favorable price than prevailed when it decided to sell.

              In  recent years,  a large institutional market  has developed for certain securities that are not registered under the 1933 Act, including private placements, repurchase agreements, commercial paper, foreign securities, and corporate bonds and notes. These instruments often are restricted securities because the securities are either themselves exempt from registration or sold in transactions not requiring registration. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

              Rule 144A under the 1933 Act establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities that might develop as a result of Rule 144A could provide both readily ascertainable values for restricted securities and the ability to liquidate an investment to satisfy share redemption orders. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible securities held by the Trust, however, could affect adversely the marketability of such portfolio securities and the Trust might be unable to dispose of such securities promptly or at reasonable prices.

              Preferred Stock. A preferred stock is a blend of the characteristics of a bond and common stock. It can offer the higher yield of a bond and has priority over common stock in equity ownership but does not have the seniority of a bond and its participation in the issuer's growth may be limited. Preferred stock has a preference over common stock in the receipt of dividends and in any residual assets after payment to creditors should the issuer be dissolved. Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer.

              U.S. Government Securities. The Trust may invest in U.S. Government securities, including a variety of securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements secured thereby. These securities include securities issued and guaranteed by the U.S. Government, such as Treasury bills, Treasury notes, and Treasury bonds; obligations backed by the "full faith and credit" of the United States, such as Government National Mortgage Association securities; obligations supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal Home Loan Banks; and obligations supported only by the credit of the issuer, such as those of the Federal Intermediate Credit Banks.

              Warrants. The Trust may purchase warrants, which are instruments that permit the Trust to acquire, by subscription, the capital stock of a corporation at a set price, regardless of the market price for such stock. Warrants may be either perpetual or of limited duration. There is a greater risk that warrants might drop in value at a faster rate than the underlying stock. The Trust's investment in warrants is limited to 5% of its total assets, of which no more than 2% may not be listed on the New York or American Stock Exchange.

              Industry Classifications
              ------------------------

              For purposes of determining industry classifications, the Trust relies upon classifications established by the Manager that are based upon classifications contained in the Directory of Companies Filing Annual Reports with the Securities and Exchange Commission ("SEC") and in the Standard & Poor's Corporation Industry Classifications.

     INVESTMENT LIMITATIONS
     ----------------------

              In addition to the limits disclosed in "Investment Policies" above and the investment limitations described in the prospectus, the
     Trust is subject to the following investment limitations that are fundamental policies of the Trust and may not be changed without the vote of a majority of the outstanding voting securities of the Trust. Under the Investment Company Act of 1940, as amended (the "1940 Act"), a "vote of a majority of the outstanding voting securities" of the Trust means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Trust or (2) 67% or more of the shares present at a shareholders meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

              Investing in Commodities, Minerals or Real Estate. The Trust may not invest in commodities, commodity contracts, oil, gas or other mineral programs, or real estate, except that it may purchase securities issued by companies that invest in or sponsor such interests.

              Underwriting. The Trust may not underwrite the securities of other issuers, except that the Trust may invest in securities that are not readily marketable without registration under the 1933 Act (restricted securities), if immediately after the making of such investment not more than 5% of the value of the Trust's total assets (taken at cost) would be so invested.

              Loans. The Trust may not make loans, except to the extent that the purchase of a portion of an issue of publicly distributed notes, bonds or other evidences of indebtedness or deposits with banks and other financial institutions may be considered loans. The Trust also may enter into repurchase agreements as permitted under its investment policies.

              Concentration  of  Investments.     The  Trust  may  not  purchase
     securities if as a result of such purchase more than 25% of the value of its total assets would be invested in any one industry.

              Issuing Senior  Securities.    The  Trust  may  not  issue  senior
     securities, except as permitted by its investment objective and policies and investment limitations.

              The Trust has adopted the following additional restrictions that, together with certain limits described in the Trust's prospectus, are nonfundamental policies and may be changed by the Board of Trustees without shareholder approval in compliance with applicable law, regulation or regulatory policy.

              Investing in Illiquid Securities. The Trust may not purchase any securities subject to restrictions on resale or purchase securities that are not readily marketable if, as a result thereof, more than 10% of the net assets of the Trust would be invested in such illiquid investments and in repurchase agreements maturing in more than seven days.

              Selling Short and Buying on Margin. The Trust may not sell any securities short or purchase any securities on margin but may obtain such short-term credits as may be necessary for clearance of purchases and sales of securities.

              Investing  in  Other Investment  Companies.    The  Trust may  not
     invest in securities issued by other investment companies, except in connection with a merger, consolidation, acquisition or reorganization or by purchase in the open market of securities of closed-end investment companies where no underwriter or dealer commission or profit, other than a customary brokerage commission, is involved and only if immediately thereafter not more than 5% of the Trust's total assets (taken at market value) would be invested in such securities.

              Investing in Issuers Whose Securities Are Owned by Officers of the Trust. The Trust may not purchase or retain the securities of any issuer if the officers and Trustees of the Trust or the Manager or Subadvisers who own individually more than 1/2 of 1% of the issuer's securities together own more than 5% of the issuer's securities.

              Option Writing.  The Trust may not write put or call options.

              Pledging. The Trust may not pledge any securities except that it may pledge assets having a value of not more than 10% of its total assets to secure permitted borrowing from banks.

              Unseasoned Issuers. The Trust may not invest more than 5% of the value of its total assets in securities of companies that, with their predecessors, have been in continuous operations for less than three years.

              Except with respect to borrowing money, if a percentage limitation is adhered to at the time of the investment, a later increase or decrease in the percentage resulting from any change in value of net assets will not result in a violation of such restriction.

     NET ASSET VALUE
     ---------------

              The net asset values of the A shares and C shares are determined daily Monday through Friday, except for New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day, as of the close of regular trading on the New York Stock Exchange (the "Exchange"). Net asset value for each class is calculated by dividing the value of the total assets of the Trust attributable to that class, less all liabilities (including accrued expenses) attributable to that class, by the number of class shares outstanding, the result being adjusted to the nearest whole cent. A security listed or traded on the Exchange, or other domestic or foreign stock exchanges, is valued at its last sales price on the principal exchange on which it is traded prior to the time when assets are valued. If no sale is reported at that time or the security is traded in the over-the-counter market, the most recent bid price is used. Securities and other assets for which market quotations are not readily available, or for which market quotes are not deemed to be reliable, are valued at fair value as determined in good faith by the Board of Trustees. Securities in a foreign currency will be valued daily in U.S. dollars at the foreign currency exchange rates prevailing at the time the Trust calculates the daily net asset value of each class. Short-term investments having a maturity of 60 days or less are valued at cost with accrued interest or discount earned included in interest receivable.

              The Trust is open for business on days on which the Exchange is open (each a "Business Day"). Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets normally is completed well before the Trust's close of business on each Business Day. In addition, European or Far Eastern securities trading may not take place on all Business Days. Furthermore, trading takes place in various foreign capital markets on days that are not Business Days and on which the Trust's net asset value is not calculated. Calculation of A shares and C shares does not take place contemporaneously with the determination of the prices of the majority of the portfolio securities used in such calculation. The Trust calculates net asset value per share, and therefore effects sales and redemptions, as of the close of trading on the

     Exchange each Business Day. If events materially affecting the value of such securities occur between the time when their prices are determined and the time when the Trust's net asset value is calculated, such securities will be valued at fair value by methods as determined in good faith by or under the direction of the Board of Trustees.

              The Board of Trustees may suspend the right of redemption or postpone payment for more than seven days at times (1) during which the Exchange is closed other than for the customary weekend and holiday closings, (2) during which trading on the Exchange is restricted as determined by the SEC, (3) during which an emergency exists as a result of which disposal by the Trust of securities owned by it is not reasonably practicable or it is not reasonably practical for the Trust fairly to determine the value of its net assets, or (4) for such other periods as the SEC may by order permit for the protection of the holders of A shares and C shares.

     PERFORMANCE INFORMATION
     -----------------------

              The performance data for each class of the Trust quoted in advertising and other promotional materials represents past performance and is not intended to indicate future performance. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Average annual total return quotes for each class used in the Trust's advertising and promotional materials are calculated according to the following formula:

                      P(1+T)n = ERV

              where:  P        =       a hypothetical initial payment of $1,000
                      T        =       average annual total return
                      n        =       number of years
                      ERV      =       ending   redeemable  value   of  a  hypo-
                                       thetical  $1,000  payment  made  at   the
                                       beginning of the period at the end of that period

              In calculating the ending redeemable value for A shares, the current maximum sales load of 4.75% is deducted from the initial $1,000 payment and all dividends and other distributions by the Trust are assumed to have been reinvested at net asset value on the reinvestment dates during the period. Based on this formula, the total return, or "T" in the formula above, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value. The average annualized total returns for A shares using this formula for the fiscal year ended August 31, 1995, the five years ended August 31, 1995 and for the period December 12, 1985 (commencement of operations) through August 31, 1995 were 5.58%, 13.89% and 10.72%, respectively. The actual total return would be higher for shareholders who paid a sales load of less than 4.75%. The average annualized total return for C shares using this formula for the period April 3, 1995 (commencement of operations for C shares) to August 31, 1995 was 21.47%.

              In connection with communicating its total return to current or prospective shareholders, the Trust also may compare these figures to the performance of other mutual funds tracked by mutual fund rating services or to other unmanaged indexes that may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs. In addition, the Trust may from time to time include in advertising and promotional materials total return figures that are not calculated according to the formula set forth above for each class of shares. For example, in comparing the Trust's aggregate total return with data published by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. or with such market indices as the Dow Jones Industrial Average and the Standard & Poor's 500 Composite Stock Price Index, the Trust calculates its cumulative total return for each class for the specified periods of time by assuming an investment of $10,000 in shares of that class and assuming the reinvestment of each dividend or other distribution at net asset value on the reinvestment date. Percentage increases are determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the beginning value. The Trust does not, for these purposes, deduct from the initial value invested any amount representing front-end sales loads charged on A shares or CDSLs charged on C shares.

              The A shares cumulative returns using this formula for the one year and five years ended August 31, 1995, and for the period December 12, 1985 (commencement of operations) to August 31, 1995 were 10.85%, 101.23% and 182.58%, respectively. The C shares cumulative returns using this formula for the period April 3, 1995 (commencement of operations for C shares) to August 31, 1995 was 9.31%. By not annualizing the performance and excluding the effect of the front-end sales load on A shares and the CDSL on C shares, total return calculated in this manner simply will reflect the increase in net asset value per share over a period of time, adjusted for dividends and other distributions. Calculating total return without taking into account the front-end sales load or CDSL results in a higher rate of return than calculating total return net of the sales load.

     INVESTING IN THE TRUST
     ----------------------

              A shares and C shares are sold at their next determined net asset value on Business Days. The procedures for purchasing shares of the Trust are explained in the Trust's prospectus under "Investing in the Trust."

              Alternative Purchase Plans
              --------------------------

              A shares are sold at their next determined net asset value plus a front-end sales load on days the Exchange is open for business. C shares are sold at their next determined net asset value on days the Exchange is open for business, subject to a 1% CDSL if the investor redeems such shares within one year. The Manager, as the Trust's transfer agent, will establish an account with the Trust and will transfer funds to State Street Bank and Trust Company (the "Custodian"). Normally, orders will be accepted upon receipt of funds and will be executed at the net asset value determined as of the close of regular trading on the Exchange on that day plus any applicable sales load. See "Alternative Purchase Plans" in the prospectus. The Trust reserves the right to reject any order for Trust shares. The Trust's distributor, Raymond James & Associates, Inc. ("RJA" or the "Distributor"), has agreed that it will hold the Trust harmless in the event of loss as a result of cancellation of trades in Trust shares by the Distributor, its affiliates or its customers.


              Class A Purchases at Net Asset Value
              ------------------------------------

              Cities, counties, states or instrumentalities and their departments, authorities or agencies are able to purchase A shares at net asset value as long as certain conditions are met: the governmental entity is prohibited by applicable investment laws, codes or regulations from paying a sales load in connection with the purchase of shares of a registered investment company; the governmental entity has determined that such A shares are a legally permissible investment; and any relevant minimum purchase amounts are met.

              In the instance of discretionary fiduciary assets or trusts, or Class A purchases by a governmental entity through a registered broker-dealer with which the Distributor has a dealer agreement, the Manager may make a payment out of its own resources to the Distributor, who may reallow the payment to the selling broker-dealer. However, the Distributor and the selling broker-dealer may be required to reimburse the Manager for these payments if investors redeem A shares within specified periods.

              Class A Combined Purchase Privilege (Right of Accumulation)
              -----------------------------------------------------------

              Certain investors may qualify for the Class A sales load reductions indicated in the sales load schedule in the prospectus by combining purchases of A shares into a single "purchase," if the resulting purchase totals at least $25,000. The term "purchase" refers to a single purchase by an individual, or to concurrent purchases that, in the aggregate, are at least equal to the prescribed amounts, by an individual, his spouse and their children under the age of 21 years purchasing A shares for his or their own account; a single purchase by a trustee or other fiduciary purchasing A shares for a single trust, estate or single fiduciary account although more than one beneficiary is involved; or a single purchase for the employee benefit plans of a single employer. The term "purchase" also includes purchases by a "company," as the term is defined in the 1940 Act, but does not include purchases by any such company that has not been in existence for at least six months or that has no purpose other than the purchase of A shares or shares of other registered investment companies at a discount; provided, however, that it shall not include purchases by any group of individuals whose sole organizational nexus is that the participants therein are credit card holders of a company, policy holders of an insurance company, customers of either a bank or broker-dealer, or clients of an investment adviser.

              The applicable A sales load will be based on the total of:

                      (i)   the investor's current purchase;

                      (ii) the net asset value (at the close of business on the previous day) of (a) all A shares held by the investor and
              (b) all A shares of any other Heritage mutual fund advised by the Manager ("Heritage Mutual Fund") held by the investor and purchased at a time when A shares of such other fund were distributed subject to a sales load (including Heritage Cash Trust shares acquired by exchange); and

                      (iii) the net  asset value of  all A  shares described  in paragraph (ii) owned by another shareholder eligible to combine his purchase with that of the investor into a single "purchase."

              A shares of Heritage Income Trust-Intermediate Government Fund purchased from February 1, 1992 through July 31, 1992, without payment of a sales load will be deemed to fall under the provisions of paragraph (ii) as if they had been distributed without being subject to a sales load, unless those shares were acquired through an exchange of other shares that were subject to a sales load.

              Class A Statement of Intention
              ------------------------------

              Investors also may obtain the reduced sales loads shown in the Trust's prospectus by means of a written Statement of Intention, which expresses the investor's intention to invest not less than $25,000 within a period of 13 months in A shares of the Trust or any other Heritage Mutual Fund. Each purchase of A shares under a Statement of Intention will be made at the public offering price or prices applicable at the time of such purchase to a single transaction of the dollar amount indicated in the Statement. At the investor's option, a Statement of Intention may include purchases of A shares of the Trust or any other Heritage Mutual Fund made not more than 90 days prior to the date that the investor signs a Statement of Intention. However, the 13-month period during which the Statement is in effect will begin on the date of the earliest purchase to be included.

              The Statement of Intention is not a binding obligation upon the investor to purchase the full amount indicated. The minimum initial investment under a Statement of Intention is 5% of such amount. A shares purchased with the first 5% of such amount will be held in escrow (while remaining registered in the name of the investor) to secure payment of the higher sales load applicable to the shares actually purchased if the full amount indicated is not purchased, and such escrowed A shares will be involuntarily redeemed to pay the additional sales load, if necessary. When the full amount indicated has been purchased, the escrow will be released. To the extent an investor purchases more than the dollar amount indicated on the Statement of Intention and qualifies for a further reduced sales load, the sales load will be adjusted for the entire amount purchased at the end of the 13-month period. The difference in sales load will be used to purchase additional A shares of the Trust, subject to the rate of sales load applicable to the actual amount of the aggregate purchases. An investor may amend his/her Statement of Intention to increase the indicated dollar amount and begin a new 13-month period. In that case, all investments subsequent to the amendment will be made at the sales load in effect for the higher amount. The escrow procedures discussed above will apply.

     REDEEMING SHARES
     ----------------

              The methods of redemption are described in the section of the prospectus entitled "How to Redeem Shares."

              Systematic Withdrawal Plan
              --------------------------

              Shareholders may elect to make systematic withdrawals from a Trust account of a minimum of $50 on a periodic basis. The amounts paid each period are obtained by redeeming sufficient shares from an account to provide the withdrawal amount specified. The Systematic Withdrawal Plan currently is not available for shares held in an Individual Retirement Account, Section 403(b) annuity plan, defined contribution plan, Simplified Employee Pension Plan or other retirement plans, unless the shareholder establishes to the Manager's satisfaction that withdrawals from such an account may be made without imposition of a penalty. Shareholders may change the amount to be paid without charge not more than once a year by written notice to the Distributor or the Manager.

              Redemptions will be made at net asset value determined as of the close of regular trading on the Exchange on the 10th day of each month or the 10th day of the last month of each period, whichever is applicable. Systematic withdrawals of C shares, if made within one year of the date of purchase, will be charged a CDSL of 1%. If the Exchange is not open for business on that day, the shares will be redeemed at net asset value determined as of the close of regular trading on the Exchange on the preceding Business Day, minus any applicable CDSL for C shares. The check for the withdrawal payment usually will be mailed on the next business day following redemption. If a shareholder elects to participate in the
     Systematic Withdrawal Plan, dividends and other distributions on all shares in the account must be reinvested automatically in Trust shares. A shareholder may terminate the Systematic Withdrawal Plan at any time without charge or penalty by giving written notice to the Manager or the Distributor. The Trust and its transfer agent and Distributor also reserve the right to modify or terminate the Systematic Withdrawal Plan at any time.

              Withdrawal payments are treated as a sale of shares rather than as a dividend or a capital gain distribution. These payments are taxable to the extent that the total amount of the payments exceeds the tax basis of the shares sold. If the periodic withdrawals exceed reinvested dividends and other distributions, the amount of the original investment may be correspondingly reduced.

              Ordinarily, a shareholder should not purchase additional A shares if maintaining a Systematic Withdrawal Plan of A shares because the shareholder may incur tax liabilities in connection with such purchases and withdrawals. The Trust will not knowingly accept purchase orders from shareholders for additional A shares if they maintain a Systematic Withdrawal Plan unless the purchase is equal to at least one year's scheduled withdrawals. In addition, a shareholder who maintains such a Plan may not make periodic investments under the Trust's Automatic Invest-ment Plan.

              Telephone Transactions
              ----------------------

              Shareholders may redeem shares by placing a telephone request to the Trust. The Trust, Manager, Distributor and their Trustees, directors, officers and employees are not liable for any loss arising out of telephone instructions they reasonably believe are authentic. In acting upon telephone instructions, these parties use procedures that are reasonably designed to ensure that such instructions are genuine, such as
     (1) obtaining some or all of the following information: account number, name(s) and social security number registered to the account, and personal identification; (2) recording all telephone transactions; and (3) sending written confirmation of each transaction to the registered owner. If the Trust, Manager, Distributor and their Trustees, directors, officers and employees do not follow reasonable procedures, some or all of them may be liable for any such losses.

              Redemptions in Kind
              -------------------

              The Trust is obligated to redeem shares for any shareholder for cash during any 90-day period up to $250,000 or 1% of the Trust's net asset value, whichever is less. Any redemption beyond this amount also will be in cash unless the Board of Trustees determine that further cash payments will have a material adverse effect on remaining shareholders. In such a case, the Trust will pay all or a portion of the remainder of the redemption in portfolio instruments, valued in the same way as the Trust determines net asset value. The portfolio instruments will be selected in a manner that the Board of Trustees deem fair and equitable. A redemption in kind is not as liquid as a cash redemption. If a redemption is made in kind, a shareholder receiving portfolio instruments could receive less than the redemption value thereof and could incur certain transaction costs.

              Receiving Payment
              -----------------

              If a request for redemption is received by the Trust in good order (as described in the prospectus) before the close of regular trading on the Exchange, the shares will be redeemed at the net asset value per share determined at such close, minus any applicable CDSL for C shares. Requests for redemption received by the Trust after the close of regular trading on the Exchange will be executed at the net asset value determined as of such close on the next trading day, minus any applicable CDSL for C shares.

              If shares of the Trust are redeemed by a shareholder through the Distributor or a participating dealer, the redemption is settled with the shareholder as an ordinary transaction. If a request for redemption is received before the close of regular trading on the Exchange, shares will be redeemed at the net asset value per share determined on that day, minus any applicable CDSL for C shares. Requests for redemption received after the close of regular trading on the Exchange will be executed on the next trading day. Payment for shares redeemed normally will be made by the Trust to the Distributor or a participating dealer by the third business day after the day the redemption request was made, provided that certificates for shares have been delivered in proper form for transfer to the Trust or, if no certificates have been issued, a written request signed by the shareholder has been provided to the Distributor or a participating dealer prior to settlement date.

              Other supporting legal documents may be required from corporations or other organizations, fiduciaries or persons other than the shareholder of record making the request for redemption. Questions concerning the redemption of Trust shares can be directed to registered representatives of the Distributor or a participating dealer, or to the Manager.

     EXCHANGE PRIVILEGE
     ------------------

              Shareholders who have held Trust shares for at least 30 days may exchange some or all of their A shares or C shares for corresponding classes of shares of any other Heritage Mutual Fund. All exchanges will be based on the respective net asset values of the Heritage Mutual Funds involved. An exchange is effected through the redemption of the shares tendered for exchange and the purchase of shares being acquired at their respective net asset values as next determined following receipt by the Heritage Mutual Fund whose shares are being exchanged of (1) proper instructions and all necessary supporting documents as described in such fund's prospectus, or (2) a telephone request for such exchange in accordance with the procedures set forth in the Trust's prospectus and below.

              A shares of Heritage Income Trust-Limited Maturity Government Fund ("Limited Maturity Government") purchased from February 1, 1992 through July 31, 1992, without payment of an initial sales load may be exchanged into A shares of the Trust without payment of any sales load. Effective February 1, 1996, Limited Maturity Government will change its name to Intermediate Government. A shares of Limited Maturity Government purchased after July 31, 1992 without an initial sales load will be subject to a sales load when exchanged into A shares of the Trust, unless those shares were acquired through an exchange of other shares that were subject to an initial sales load.

              Shares acquired pursuant to a telephone request for exchange will be held under the same account registration as the shares redeemed through such exchange. For a discussion of limitation of liability of certain entities, see "Telephone Transactions" above.

              Telephone exchanges can be effected by calling the Manager at 800-421-4184 or by calling a registered representative of the Distributor, a participating dealer or participating bank ("Representative"). In the event that a shareholder or his Representative is unable to reach the Manager by telephone, a telephone exchange can be effected by sending a telegram to Heritage Asset Management, Inc., attention: Shareholder Services. Telephone or telegram requests for an exchange received by the Trust before the close of regular trading on the Exchange will be effected at the close of regular trading on that day. Requests for an exchange received after the close of regular trading will be effected on the Exchange's next trading day. Due to the volume of calls or other unusual circumstances, telephone exchanges may be difficult to implement during certain time periods.

     TAXES
     -----

              In order to qualify for the favorable tax treatment as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended, the Trust must distribute annually to its shareholders at least 90% of its investment company taxable income (generally consisting of net investment income, net short-term capital gain and net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. These requirements include the following: (1) the Trust must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income
     (including gains from forward contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); (2) the Trust must derive less than 30% of its gross income each taxable year from the sale or other disposition of securities, or foreign currencies or forward contracts thereon that are not directly related to the Trust's principal business of investing in securities, that are held for less than three months ("Short-Short Limitation"); (3) at the close of each quarter of the Trust's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs, and other securities, with those other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Trust's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (4) at the close of each quarter of the Trust's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer.

              The Trust will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and its capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

              A redemption of Trust shares will result in a taxable gain or loss to the redeeming shareholder, depending on whether the redemption proceeds are more or less than the shareholder's adjusted basis for the redeemed shares (which normally includes any sales load paid on A shares). An exchange of Trust shares for shares of another Heritage Mutual Fund generally will have similar tax consequences. However, special rules apply when a shareholder disposes of Trust shares through a redemption or exchange within 90 days after purchase thereof and subsequently reacquires shares of the Trust or acquires shares of another Heritage Mutual Fund without paying a sales load due to the 30-day reinstatement or exchange privilege. In these cases, any gain on the disposition of the original Trust shares will be increased, or loss decreased, by the amount of the sales load paid when those shares were acquired, and that amount will increase the adjusted basis of the shares subsequently acquired. In addition, if Trust shares are purchased (whether pursuant to the reinstatement privilege or otherwise) within 30 days before or after redeeming a portion of that loss will not be deductible and will increase the basis of the newly purchased shares.

              If Trust shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if shares are purchased shortly before the record date for a dividend or other distribution, the shareholder will pay full price for the shares and receive some portion of the price back as a taxable distribution.

              Dividends and interest received by the Trust may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on its securities. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

              The Trust may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, the Trust will be subject to Federal income tax on a portion of any "excess distribution" received on stock it holds in a PFIC or of any gain on disposition of the stock (collectively "PFIC income"), plus interest thereon, even if the Trust distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Trust's investment company taxable income and, accordingly, will not be taxable to it to the extent that income is distributed to its shareholders.

              If the Trust invests in a PFIC and elects to treat the PFIC as a "qualified electing fund," then in lieu of the foregoing tax and interest obligation, the Trust would be required to include in income each year its pro rata share of the qualified electing fund's annual ordinary earnings and net capital gain (the excess of net long-term capital gain over net short-term capital loss) -- which most likely would have to be distributed to satisfy the Distribution Requirement and avoid imposition of the Excise Tax -- even if those earnings and gain were not received by the Trust. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

              Pursuant to proposed regulations, open-end RICs, such as the Trust, would be entitled to elect to "mark-to-market" their stock in certain PFICs. "Marking-to-market," in this context, means recognizing as gain for each taxable year the excess, as of the end of that year, of the fair market value of a PFIC's stock over the adjusted basis in that stock (including mark-to-market gain for each prior year for which an election was in effect).

              The use of hedging strategies, such as purchasing and selling futures contracts and entering into forward contracts, involves complex rules that will determine for income tax purposes the character and timing of recognition of the gains and losses the Trust realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains therefrom that may be excluded by future regulations), and gains from forward contracts derived by the Trust with respect to its business of investing in securities or foreign currencies, will qualify as permissible income under the Income Requirement. However, income from the disposition of foreign currencies, and forward contracts thereon, that are not directly related to the Trust's principal business of investing in securities will be subject to the Short-Short Limitation if they are held for less than three months.

              Investors are advised to consult their own tax advisers regarding the status of an investment in the Trust under state and local tax laws.

     TRUST INFORMATION
     -----------------

              Management of the Trust
              -----------------------

              Trustees and Officers. Trustees and officers are listed below with their addresses, principal occupations and present positions, including any affiliation with Raymond James Financial, Inc. ("RJF"), RJA, the Manager (also referred to herein as "Heritage"), and Eagle.

                                   Position with                     Principal Occupation
               Name                  the Trust                      During Past Five Years
               ----                -------------                    ----------------------


       Thomas A. James*               Trustee           Chairman  of the  Board  since  1986 and  Chief
       880 Carillon Parkway                             Executive Officer  since 1969 of  RJF; Chairman
       St. Petersburg, FL                               of  the Board  of RJA  since 1986;  Chairman of
       33716                                            the  Board  of  Eagle  Asset  Management,  Inc.
                                                        ("Eagle")  since  1984   and  Chief   Executive
                                                        Officer of Eagle since July 1994.

       Richard K. Riess*              Trustee           President  of Eagle,  January 1995  to present,
       880 Carillon Parkway                             Chief Operating Officer, July 1988  to present,
       St. Petersburg, FL                               Executive  Vice  President, July  1988-December
       33716                                            1993; President of  Heritage Mutual Funds, June
                                                        1985-November 1991.

       Donald W. Burton               Trustee           President    of    South    Atlantic    Capital
       614 W. Bay Street                                Corporation  (venture  capital)  since  October
       Suite 200                                        1981.
       Tampa, FL  33606

       C. Andrew Graham               Trustee           Vice  President of Financial Designs Ltd. since
       Financial Designs,                               1992; Executive  Vice President of  the Madison
       Ltd.                                             Group,  Inc.,  October 1991-1992;  Principal of
       1775 Sherman Street                              First Denver  Financial Corporation (investment
       Suite 1900                                       banking) since 1987.
       Denver, CO  80203

       David M. Phillips              Trustee           Chairman  and Chief  Executive  Officer of  CCC
       World Trade Center                               Information  Services, Inc.  since 1994  and of
         Chicago                                        InfoVest  Corporation (information  services to
       444 Merchandise Mart                             the insurance and  auto industries and consumer
       Chicago, IL  60654                               households) since October 1982.




                                        - 19 -






                                   Position with                     Principal Occupation
               Name                  the Trust                      During Past Five Years
               ----                -------------                    ----------------------

       Eric Stattin                   Trustee           Litigation   Consultant/Expert   Witness    and
       2587 Fairway Village                             private investor since February 1988.
         Drive
       Park City, UT
       84060

       James L. Pappas                Trustee           Dean  of  College  of  Business  Administration
       University of South                              since  August  1987   and  Lykes  Professor  of
         Florida                                        Banking  and  Finance  since  August   1986  at
       College of Business                              University of South Florida.
         Administration
       Tampa, FL  33620

       Stephen G. Hill               President          Chief  Executive Officer  and President  of the
       880 Carillon Parkway                             Manager since  April  1989 and  Director  since
       St. Petersburg, FL                               December 31, 1994.
       33716

       Donald H. Glassman            Treasurer          Treasurer   of  the  Manager  since  May  1989;
       880 Carillon Parkway                             Treasurer  of Heritage  Mutual Funds  since May
       St. Petersburg, FL                               1989.
       33716

       Clifford J.                   Secretary          Partner,  Kirkpatrick  &   Lockhart  LLP   (law
       Alexander                                        firm).
       1800 Massachusetts
         Ave., N.W.
       Washington, DC
       20036

       Patricia Schneider            Assistant          Compliance Administrator of the Manager.
       880 Carillon Parkway          Secretary
       St. Petersburg, FL
       33716

       Robert J. Zutz                Assistant          Partner,  Kirkpatrick  &   Lockhart  LLP   (law
       1800 Massachusetts            Secretary          firm).
         Ave., N.W.
       Washington, DC
       20036


              *       These Trustees are "interested persons" as defined in section 2(a)(19) of the 1940 Act.


              The Trustees and officers of the Trust, as a group, own less than 1% of the Trust's shares outstanding. The Trust's Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

              The Trust currently pays Trustees who are not "interested persons" of the Trust $1,333.33 annually and $333.33 per meeting of the Board of Trustees. Trustees also are reimbursed for any expenses incurred in attending meetings. Because the Manager performs substantially all of the services necessary for the operation of the Trust, the Trust requires no employees. No officer, director or employee of the Manager receives any compensation from the Trust for acting as a director or officer. The following table shows the compensation earned by each Trustee for the fiscal year ended August 31, 1995.

                                                              Compensation Table
                                                                                               Total
                                                                                            Compensation
                                                       Pension or                          From the Trust
                                      Aggregate        Retirement                         and the Heritage
                                     Compensation   Benefits Accrued       Estimated      Family of Funds
             Name of Person,           From the      as Part of the     Annual Benefits         Paid
                Position                Trust       Trust's Expenses    Upon Retirement     to Trustees
             ---------------         ------------   ----------------    ---------------   ----------------

       Donald W. Burton, Trustee        $1,554         $0                  $0                 $14,000

       C. Andrew Graham, Trustee        $1,776         $0                  $0                 $16,000

       David M. Phillips, Trustee       $1,554         $0                  $0                 $14,000
       Eric Stattin,                    $1,776         $0                  $0                 $16,000
       Trustee

       James L. Pappas,                 $1,776         $0                  $0                 $16,000
       Trustee
       Richard K. Riess,                $0             $0                  $0                    $0
       Trustee

       Thomas A. James,                 $0             $0                  $0                    $0
       Trustee

                 Investment Adviser and Administrator; Subadvisers
                 -------------------------------------------------

                 The Trust's investment adviser and administrator, Heritage Asset Management, Inc., was organized as a Florida corporation in 1985. All the capital stock of the Manager is owned by RJF. RJF is a holding company that, through its subsidiaries, is engaged primarily in providing customers with a wide variety of financial services in connection with securities, limited partnerships, options, investment banking and related fields.

                 Under an Investment Advisory and Administration Agreement ("Advisory Agreement") dated November 13, 1985, between the Trust and the Manager and subject to the control and direction of the Board of Trustees, the Manager is responsible for reviewing and establishing investment policies for the Trust as well as administering the Trust's noninvestment affairs. Under separate Subadvisory Agreements, Eagle Asset Management, Inc. ("Eagle") and Liberty Asset Management, subject to direction by the Manager and Board of Trustees, may provide investment advice and portfolio management services to the Trust for a fee payable by the Manager. The Manager has chosen not to allocate assets to Eagle at this time.

                 The Manager also is obligated to furnish the Trust with office space, administrative, and certain other services as well as executive and other personnel necessary for the operation of the Trust. The Manager and its affiliates also pay all the compensation of Trustees of the Trust who are employees of the Manager and its affiliates. The Trust pays all its other expenses that are not assumed by the Manager. The Trust also is liable for such nonrecurring expenses as may arise, including litigation to which the Trust may be a party. The Trust also may have an obligation to indemnify its Trustees and officers with respect to any such litigation.

                 The  Advisory  Agreement  and the  Subadvisory  Agreements each were approved by the Board of Trustees of the Trust (including all of the Trustees who are not "interested persons" of the Manager or Subadvisers, as defined under the 1940 Act) and by the shareholders of the Trust in compliance with the 1940 Act. Each Agreement will continue in force for a period of two years unless its continuance is approved at least annually thereafter by (1) a vote, cast in person at a meeting called for that purpose, of a majority of those Trustees who are not "interested persons" of the Manager, Subadvisers or the Trust, and by (2) the majority vote of either the full Board of Trustees or the vote of a majority of the outstanding shares of the Trust. The Advisory and Subadvisory Agreements each automatically terminates on assignment, and each is terminable on not more than 60 days' written notice by the Trust to either party. In addition, the Advisory Agreement may be terminated on not less than 60 days' written notice by the Manager to the Trust and the Subadvisory Agreement may be terminated on not less than 60 days' written notice by the Manager or 90 days' written notice by the Subadvisers. Under the terms of the Advisory Agreement, the Manager automatically becomes responsible for the obligations of the Subadvisers upon termination of the

     Subadvisory Agreement. In the event the Manager ceases to be the manager of the Trust or the Distributor ceases to be principal distributor of Trust shares, the right of the Trust to use the identifying name of "Heritage" may be withdrawn.

                 The Manager and the Subadvisers shall not be liable to the Trust or any shareholder for anything done or omitted by them, except acts or omissions involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties imposed upon them by their agreements with the Trust or for any losses that may be sustained in the purchase, holding or sale of any security.

                 All of the officers  of the Trust except for  Messrs. Alexander
     and Zutz are  officers or directors  of the Manager.   These  relationships
     are described under "Management of the Trust."

                 Advisory  and  Administration  Fee.     The  annual  investment
     advisory fee paid monthly by the Trust to the Manager is based on the Trust's average daily net assets as listed in the prospectus.

                 The Manager has voluntarily agreed to waive management fees to the extent that total annual operating expenses attributable to A shares exceed 2.0% of the average daily net assets or to the extent that total annual operating expenses attributable to C shares exceed 2.5%. To the extent that the Manager waives its fees for one class, it will waive its fees for the other class on a proportionate basis. The Manager has entered into an agreement with the Subadvisers to provide investment advice and portfolio management services to the Trust for an annual fee paid by the Manager equal to 50% of the fees payable to the Manager by the Trust, without regard to any reduction in fees actually paid to the Manager as a result of expense limitations. For the three fiscal years ended August 31, 1993, 1994 and 1995, the Manager earned $698,597,
     $748,946  and  $711,510  (of  which  $174,649,  $187,791  and  $177,878 was waived), respectively, and paid the Subadvisers $261,979, $280,978 and $221,041, respectively.

                 Class-Specific Expenses.   The Trust may determine  to allocate
     certain of its expenses (in addition to distribution fees) to the specific classes of the Trust's shares to which those expenses are attributable.

                 State Expense Limitations. Certain states have established expense limitations for investment companies whose shares are registered for sale in that state. If the Trust's operating expenses (including the investment advisory fee, but not including distribution fees, brokerage commissions, interest, taxes and extraordinary expenses) exceed state expense limits, the Manager will reimburse the Trust for its expenses over the limitation. If the Trust's monthly projected operating expenses exceed applicable state expense limitations, the investment advisory fee paid will be reduced on a monthly basis by the amount of the excess, unless waivers of the expense limitations are obtained by the Trust. If applicable state expense limitations are exceeded, the amount to be reimbursed by the Manager will be limited to the amount of the investment advisory fee and the Trust may have to cease offering its shares for sale in such states until the expense ratio declines. Any fees waived by the Manager can be recovered by it from the Trust when such recovery would not cause the Trust to exceed its expense limits. The most restrictive current state expense limit is 2.5% of the Trust's first $30 million in average net assets, 2.0% of the next $70 million in average net assets and 1.5% of all excess average net assets.

                 Brokerage Practices
                 -------------------

                 While the Trust generally purchases securities for long-term capital gains, it may engage in short-term transactions under various market conditions to a greater extent than certain other mutual funds with similar investment objectives. Thus, the turnover rate may vary greatly from year to year or during periods within a year. The portfolio turnover rate is computed by dividing the lesser of purchases or sales of securities for the period by the average value of portfolio securities for that period. The Trust's annualized portfolio turnover rate was 65% and 66% for the fiscal years ended August 31, 1994 and 1995, respectively.

                 The Subadvisers are responsible for the execution of the Trust's portfolio transactions and must seek the most favorable price and execution for such transactions. Best execution, however, does not mean that the Trust necessarily will be paying the lowest commission or spread available. Rather, the Trust also will take into account such factors as size of the order, difficulty of execution, efficiency of the executing broker's facilities, and any risk assumed by the executing broker.

                 It is a common practice in the investment advisory business for advisers of investment companies and other intitutional investors to receive research, statistical and quotation services from broker-dealers who execute portfolio transactions for the clients of such advisers. Consistent with the policy of most favorable price and execution, the Subadvisers may give consideration to research, statistical and other services furnished by brokers or dealers. In addition, the Subadvisers may place orders with brokers who provide supplemental investment and market research and securities and economic analysis and may pay to these brokers a higher brokerage commission or spread than may be charged by other brokers, provided that the Subadvisers determine in good faith that such commission is reasonable in relation to the value of brokerage and research services provided. Such research and analysis may be useful to the Subadvisers in connection with services to clients other than the Trust.

                 The Trust may use the Trust's Distributor as broker for agency transactions in listed and over-the-counter securities at commission rates and under circumstances consistent with the policy of best execution. Commissions paid to the Distributor will not exceed "usual and customary brokerage commissions." Rule l7e-1 under the 1940 Act defines "usual and customary" commissions to include amounts that are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time."

                 The Subadvisers also may select other brokers to execute portfolio transactions. In the over-the-counter market, the Trust generally deals with primary market-makers unless a more favorable execution can otherwise be obtained.

                 Aggregate brokerage commissions paid by the Trust for the three fiscal years ended August 31, 1993, 1994 and 1995 amounted to $120,084, $108,520 and $125,563, respectively. Those commissions were paid on brokerage transactions worth $76,663,761, $69,736,476 and $84,219,558, respectively. Aggregate brokerage commissions paid by the Trust to the Distributor, an affiliated broker-dealer, amounted to $38,345, $0 and $3,090, respectively, for the fiscal years ended August 31, 1993, 1994 and 1995 or 31.9%, 0% and 2.5%, respectively, of the aggregate commissions paid. These commissions were paid on aggregate brokerage transactions of $19,969,221 (or 26.0%), $0 (or 0%) and
     $1,911,784 (or 2.3%), respectively, of the total aggregate brokerage transactions.

                 The Trust may not  buy securities from, or sell  securities to, the Distributor as principal. However, the Board of Trustees has adopted procedures in conformity with Rule l0f-3 under the 1940 Act whereby the Trust may purchase securities that are offered in underwritings in which the Distributor is a participant. The Board of Trustees will consider the possibilities of seeking to recapture for the benefit of the Trust expenses of certain portfolio transactions, such as underwriting commissions and tender offer solicitation fees, by conducting such portfolio transactions through affiliated entities, including the Distributor, but only to the extent such recapture would be permissible under applicable regulations, including the rules of the National Association of Securities Dealers, Inc. and other self-regulatory organizations.

                 Pursuant to Section 11(a) of the Securities Exchange Act of 1934, as amended, the Trust expressly consented to the Distributor executing transactions on an exchange on the Trust's behalf.

                 Distribution of Shares
                 ----------------------

                 The Distributor and Representatives with whom the Distributor has entered into dealer agreements offer shares of the Trust as agents on a best efforts basis and are not obligated to sell any specific amount of shares. Pursuant to its Distribution Agreement with the Trust with respect to A shares and C shares, the Distributor bears the cost of making information about the Trust available through advertising, sales literature and other means, the cost of printing and mailing prospectuses to persons other than shareholders, and salaries and other expenses relating to selling efforts. The Distributor also pays service fees to dealers for providing personal services to Class A and C shareholders and for maintaining shareholder accounts. The Trust pays the cost of registering and qualifying its shares under state and federal securities laws and typesetting of its prospectuses and printing and distributing prospectuses to existing shareholders.

                 As compensation for the services provided and expenses borne by the Distributor pursuant to the Distribution Agreement with respect to A shares, the Trust pays the Distributor the sales load described in the prospectus and a 12b-1 fee in accordance with the Class A Plan described below. The distribution fee is accrued daily and paid monthly, and the
     Trust may pay an amount up to .50% of the average daily net assets attributable to A shares. The Trust currently pays the Distributor a fee of up to 0.25% on A shares purchased prior to April 3, 1995. For the fiscal year ended August 31, 1995, these fees amounted to $354,505, all of which was paid to the Distributor.

                 As compensation  for the services  provided and  expenses borne by the Distributor pursuant to the Distribution Agreement with respect to C shares, the Trust pays the Distributor a 12b-1 fee in accordance with the Class C Plan described below. The fee is accrued daily and paid monthly, and currently is equal on an annual basis of an amount up to .75% of average daily net assets. The service fee is accrued daily and paid monthly, and currently is equal on an annual basis of an amount up to .25% of average daily net assets. For the fiscal period April 3, 1995 (commencement of offering of C shares) to August 31, 1995, these fees amount to $981, all of which was paid to the Distributor.

                 In reporting amounts expended under the Plans to the Board of Trustees, the Distributor will allocate expenses attributable to the sale of A shares and C shares to the applicable class based on the ratio of sales of shares of that class to the sales of all Trust shares. The fees paid by one class of shares will not be used to subsidize the sale of any other class of shares.

                 The Trust has adopted a Class A Distribution Plan (the "Class A Plan") which, among other things, permits it to pay the Distributor the above-described fee out of its net assets to finance activity that is intended to result in the sale and retention of A shares. As required by Rule 12b-1 under the 1940 act, the Class A Plan was approved by the shareholders of the Trust and the Board of Trustees, including a majority of the Trustees who are not interested persons of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plan or the Distribution Agreement (the "Independent Trustees") after determining that there is a reasonable likelihood that the Trust and its Class A shareholders will benefit from the Class A Plan.

                 The Trust also has adopted a Class C Distribution Plan (the "Class C Plan") which, among other things, permits it to pay the Distributor the above-described fee out of its net assets to finance activity that is intended to result in the sale and retention of C shares. The Class C Plan was approved by the Board of Trustees, including a majority of the Independent Trustees after determining that there is a reasonable likelihood that the Trust and its Class C shareholders will benefit from the Class C Plan.

                 The Class A Plan and the Class C Plan each may be terminated by vote of a majority of the Independent Trustees or by vote of a majority of the outstanding voting securities of the Trust. The Board of Trustees review quarterly a written report of Plan costs and the purposes for which such costs have been incurred. A Plan may be amended by vote of the Board of Trustees, including a majority of the Independent Trustees cast in person at a meeting called for such purpose. Any change in a Plan that would materially increase the distribution cost to a class requires the approval of that class of shareholders.

                 The Distribution  Agreement may be terminated at any time on 60 days' written notice without payment of any penalty by either party. The Trust may effect such termination by vote of a majority of the outstanding voting securities of the Trust or by vote of a majority of the Independent Trustees. For so long as either the Class A Plan or the Class C Plan is in effect, selection and nomination of the Independent Trustees shall be committed to the discretion of such disinterested persons.

                 The Distribution Agreement and each of the above-referenced Plans will continue in effect for successive one-year periods, provided that each such continuance is specifically approved (1) by the vote of a majority of the Independent Trustees and (2) by the vote of a majority of the entire Board of Trustees cast in person at a meeting called for that purpose.

                 For the fiscal years ended August 31, 1993, 1994 and 1995, the Distributor received $154,821, $157,275 and $82,837, respectively, as compensation for the sale of A shares, of which it retained $21,500, $27,316 and $11,855, respectively.

                 Administration of the Trust
                 ---------------------------

                 Administrative, Fund Accounting and Transfer Agent Services. The Manager, subject to the control of the Board of Trustees, will manage, supervise and conduct the administrative and business affairs of the Trust; furnish office space and equipment; oversee the activities of the Subadvisers and Custodian; and pay all salaries, fees and expenses of officers and Trustees of the Trust who are affiliated with the Manager. The Manager also will provide certain shareholder servicing activities for customers of the Trust.

                 The Manager also is the fund accountant and transfer and dividend disbursing agent for the Trust. The Trust pays the Manager the Manager's cost plus ten percent for its services as fund accountant and transfer and dividend disbursing agent. For the three fiscal years ended August 31, 1993, 1994 and 1995, the Manager earned $41,886, $57,272 and
     $59,519, respectively, from the Trust  for its services as  transfer agent.

     For the period March 1, 1994 (commencement of Manager's engagement as fund accountant) to August 31, 1994 and the fiscal year ended August 31, 1995, the Manager earned $13,511 and $32,742, respectively, from the Trust for its services as fund accountant.

                 Custodian.   State  Street Bank  and  Trust Company,  P.O.  Box
     1912, Boston, Massachusetts 02105, serves as custodian of the Trust's assets and provides portfolio accounting and certain other services.

                 Legal Counsel. Kirkpatrick & Lockhart LLP of 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036, serves as counsel to the Trust. Schifino & Fleischer, P.A. of 1 Tampa City Center, Suite 2700, Tampa, Florida 33602, serves as counsel to the Distributor and the Manager.

                 Independent Accountants. Coopers & Lybrand L.L.P., One Post Office Square, Boston, Massachusetts 02109, is the independent accountant for the Trust. The Financial Statements and Financial Highlights of the Trust which appear in this Statement of Additional Information have been audited by Coopers & Lybrand L.L.P. and included herein in reliance upon the report of said firm of accountants, which is given upon its authority as an expert in accounting and auditing.

                 Potential Liability
                 -------------------

                 Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation or instrument the Trust or its Trustees enter into or sign. In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

                                     APPENDIX A
                                     ----------


     COMMERCIAL PAPER RATINGS

     The rating services' descriptions of commercial paper ratings in which the Trust may invest are:

     Description of Moody's Investors Service, Inc. Commercial Paper Ratings
     -----------------------------------------------------------------------

     Prime-1. Issuers (or supporting institutions) rated Prime-1 (P-1) have a superior ability for repayment of senior short-term debt obligations. P-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; well established access to a range of financial markets and assured sources of alternate liquidity.

     Prime-2. Issuers (or supporting institutions) rated Prime-2 (P-2) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     Description of Standard & Poor's Commercial Paper Ratings
     ---------------------------------------------------------

     A-1. This designation indicates that the degree of safety regarding timely payment is very strong. Those issues determined to possess extremely strong characteristics are denoted with a plus sign (+) designation.

     A-2.    Capacity for  timely  payment of  issues with  this  designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

--------------------------------------------------------------------------------

                       REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of Heritage Capital Appreciation Trust:

     We have audited the accompanying statement of assets and liabilities of Heritage Capital Appreciation Trust, including the investment portfolio, as of August 31, 1995, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1995 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Heritage Capital Appreciation Trust as of August 31, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with generally accepted accounting principles.

                                          /s/ Coopers & Lybrand

Boston, Massachusetts
October 12, 1995

--------------------------------------------------------------------------------
                      HERITAGE CAPITAL APPRECIATION TRUST
                              INVESTMENT PORTFOLIO
                                AUGUST 31, 1995
--------------------------------------------------------------------------------

                                                                                                          MARKET
                                                                                                           VALUE
                                                                                                        -----------
REPURCHASE AGREEMENT--8.1%
-------------------------
Repurchase Agreement with State Street Bank and Trust Company, dated August 31, 1995, @ 5.75%, to be repurchased at $5,940,949 on September 1, 1995, (collateralized by $4,915,000 United States Treasury
Notes, 8.875%, due August 15, 2017, with a market value of $6,100,927, including interest)(cost
$5,940,000)...........................................................................................  $ 5,940,000
                                                                                                        -----------

   SHARES
-------------
COMMON STOCK--86.7%
--------------------
BANKING--1.8%
-------------
        6,000  Crestar Financial Corporation.......................................................         338,250
        5,000  Integra Financial Corporation.......................................................         280,625
       20,000  MBNA Corporation....................................................................         710,000
                                                                                                        -----------
                                                                                                          1,328,875
                                                                                                        -----------
BROADCASTING--11.9%
------------------
       80,000  Bell Cablemedia PLC, ADR*...........................................................       1,520,000
       13,500  Capital Cities/ABC, Inc. ...........................................................       1,552,500
       50,000  Comcast UK Cable Partners, Class "A"*...............................................         784,375
       84,000  Gaylord Entertainment Company, Class "A"............................................       2,331,000
       25,000  Liberty Media Group, Class "A"*.....................................................         664,063
      100,000  Tele-Communications, Inc., Class "A"*...............................................       1,850,000
                                                                                                        -----------
                                                                                                          8,701,938
                                                                                                        -----------
CONGLOMERATES/DIVERSIFIED--1.9%
----------------------------
       42,000  Corning, Inc. ......................................................................       1,370,250
                                                                                                        -----------
COSMETICS--1.3%
--------------
       14,000  Avon Products, Inc. ................................................................         988,750
                                                                                                        -----------
ELECTRONICS--4.9%
---------------
       25,000  AVX Corporation*....................................................................         793,750
       27,500  Duracell International, Inc. .......................................................       1,227,187
       30,000  Reuters Holdings PLC, ADR...........................................................       1,571,250
                                                                                                        -----------
                                                                                                          3,592,187
                                                                                                        -----------
FILMED ENTERTAINMENT--2.2%
------------------------
       38,000  Time Warner, Inc. ..................................................................       1,600,750
                                                                                                        -----------
FINANCE--12.8%
-------------
       41,500  AMBAC, Inc. ........................................................................       1,753,375
       45,000  Federal Home Loan Mortgage Corporation..............................................       2,891,250
       30,000  Federal National Mortgage Association...............................................       2,861,250
       15,000  First Data Corporation..............................................................         875,625
       19,000  Student Loan Marketing Association..................................................       1,028,375
                                                                                                        -----------
                                                                                                          9,409,875
                                                                                                        -----------
FOOD SERVING--1.9%
-----------------
       45,000  IHOP Corporation*...................................................................       1,153,125
       50,000  TPI Enterprises, Inc.*..............................................................         225,000
                                                                                                        -----------
                                                                                                          1,378,125
                                                                                                        -----------
GLASS PRODUCTS--2.5%
-------------------
       80,000  Libbey, Inc. .......................................................................       1,820,000
                                                                                                        -----------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                      HERITAGE CAPITAL APPRECIATION TRUST
                              INVESTMENT PORTFOLIO
                                AUGUST 31, 1995
                                  (CONTINUED)
--------------------------------------------------------------------------------

                                                                                                       MARKET
   SHARES                                                                                               VALUE
-------------                                                                                        -----------
HEALTH CARE CENTERS--1.8%
-----------------------
       40,000  Beverly Enterprises, Inc.*..........................................................  $   530,000
       50,000  Tenet Healthcare Corporation*.......................................................      793,750
                                                                                                     -----------
                                                                                                       1,323,750
                                                                                                     -----------
HOTELS/MOTELS--1.7%
------------------
       35,000  Marriott International, Inc. .......................................................    1,242,500
                                                                                                     -----------
INSURANCE--0.9%
-------------
       50,000  Western National Corporation........................................................      625,000
                                                                                                     -----------
LAND DEVELOPMENT--1.4%
----------------------
       50,000  Rouse Company*......................................................................    1,056,250
                                                                                                     -----------
LEISURE/AMUSEMENT--5.1%
-----------------------
       32,000  Circus Circus Enterprises, Inc.*....................................................    1,048,000
       40,000  Harrah's Entertainment, Inc.*.......................................................    1,275,000
       10,000  Hasbro, Inc. .......................................................................      323,750
       32,500  Mirage Resorts, Inc.*...............................................................    1,117,188
                                                                                                     -----------
                                                                                                       3,763,938
                                                                                                     -----------
MEDICAL EQUIPMENT/SUPPLY--2.7%
-----------------------------
      110,000  Amsco International, Inc.*..........................................................    1,966,250
                                                                                                     -----------
PHARMACEUTICALS--0.6%
-------------------
        6,000  Pharmacia Aktiebolag, ADR...........................................................      165,750
        7,000  Upjohn Company......................................................................      296,625
                                                                                                     -----------
                                                                                                         462,375
                                                                                                     -----------
POLLUTION CONTROL--2.0%
---------------------
       45,000  Wheelabrator Technologies, Inc. ....................................................      703,125
       25,000  WMX Technologies, Inc. .............................................................      734,375
                                                                                                     -----------
                                                                                                       1,437,500
                                                                                                     -----------
PUBLISHING--8.7%
---------------
       18,000  A.H. Belo Corporation, Class "A"....................................................      632,250
       30,000  Gannett Company.....................................................................    1,605,000
       48,000  The E.W. Scripps Company, Class "A".................................................    1,614,000
       20,000  Tribune Company.....................................................................    1,340,000
       80,000  Valassis Communications, Inc.*......................................................    1,190,000
                                                                                                     -----------
                                                                                                       6,381,250
                                                                                                     -----------
REAL ESTATE INVESTMENT TRUST--0.7%
------------------------------
       30,000  Manufactured Home Communities, Inc..................................................      487,500
                                                                                                     -----------
SERVICES--2.6%
------------
       55,000  Service Corporation International...................................................    1,925,000
                                                                                                     -----------
TELECOMMUNICATIONS--12.2%
------------------------
       50,000  AT&T Corporation....................................................................    2,825,000
       80,000  Airtouch Communications, Inc.*......................................................    2,600,000
       50,000  Telephone & Data Systems, Inc. .....................................................    2,050,000
       35,000  Vodafone Group PLC, Sponsored ADR...................................................    1,465,625
                                                                                                     -----------
                                                                                                       8,940,625
                                                                                                     -----------
TOBACCO--2.3%
-------------
       60,000  RJR Nabisco Holdings Corporation....................................................    1,710,000
                                                                                                     -----------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                      HERITAGE CAPITAL APPRECIATION TRUST
                              INVESTMENT PORTFOLIO
                                AUGUST 31, 1995
                                  (CONTINUED)
--------------------------------------------------------------------------------

                                                                                                       MARKET
   SHARES                                                                                               VALUE
-------------                                                                                        -----------
UTILITIES--2.8%
------------
       70,000  AES Corporation*....................................................................  $ 1,295,000
       35,000  Sithe Energies, Inc.*...............................................................      315,000
       20,000  UGI Corporation.....................................................................      427,500
                                                                                                     -----------
                                                                                                       2,037,500
                                                                                                     -----------
Total common stocks (cost $49,029,500).............................................................   63,550,188
                                                                                                     -----------
CONVERTIBLE PREFERRED STOCK--3.7%
-----------------------------
CELLULAR COMMUNICATIONS
---------------------
       50,000  Cellular Communications, Inc., Class "A"*...........................................    2,725,000
                                                                                                     -----------
Total convertible preferred stock (cost $1,563,283)................................................    2,725,000
                                                                                                     -----------
DEBT EXCHANGEABLE FOR COMMON STOCK (DECS)--1.4%
------------------------------------------------
DATA PROCESSING
--------------
       20,000  American Express Company, 6.25%, maturing 10/15/96..................................      987,500
                                                                                                     -----------
Total DECS (cost $735,000).........................................................................      987,500
                                                                                                     -----------
TOTAL INVESTMENT PORTFOLIO (cost $57,267,783)(b), 99.9%(a).........................................   73,202,688
OTHER ASSETS AND LIABILITIES, NET, 0.1%(a).........................................................       77,636
                                                                                                     -----------
NET ASSETS 100.0%..................................................................................  $73,280,324
                                                                                                      ==========

------------------

 *  Not an income-producing security.
(a) Percentages indicated are based on net assets.
(b) The aggregate identified cost for federal income tax purposes is $57,276,021. Market value includes net unrealized appreciation of $15,926,667, which consists of aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost of $16,613,493 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value of $686,826.
ADR--American Depository Receipt

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                      HERITAGE CAPITAL APPRECIATION TRUST
                      STATEMENT OF ASSETS AND LIABILITIES
                                AUGUST 31, 1995
--------------------------------------------------------------------------------

Assets
Investments, at market value (identified cost $51,327,783) (Note 1).........................              $67,262,688
Repurchase agreement (identified cost $5,940,000) (Note 1)..................................                5,940,000
Cash........................................................................................                    1,778
Receivables:
  Investments sold..........................................................................                  112,228
  Fund shares sold..........................................................................                   59,381
  Dividends and interest....................................................................                   78,403
Deferred state registration expenses (Note 1)...............................................                   14,543
Prepaid insurance...........................................................................                    4,319
                                                                                                          -----------
        Total assets........................................................................               73,473,340
Liabilities
Payables (Note 4):
  Investments purchased.....................................................................  $30,870
  Fund shares redeemed......................................................................   24,093
  Accrued management fee....................................................................   44,428
  Accrued distribution fee..................................................................   30,971
  Accrued professional fees.................................................................   26,903
  Other accrued expenses....................................................................   35,751
                                                                                              -------
        Total liabilities...................................................................                  193,016
                                                                                                          -----------
Net assets, at market value.................................................................              $73,280,324
                                                                                                          ===========
Net Assets
Net assets consist of:
  Undistributed net investment income.......................................................              $   202,995
  Net unrealized appreciation on investments................................................               15,934,905
  Accumulated net realized gain.............................................................                5,514,345
  Paid-in capital...........................................................................               51,628,079
                                                                                                          -----------
Net assets, at market value.................................................................              $73,280,324
                                                                                                          ===========
Class A Shares
Net asset value and redemption price per share ($72,837,320 divided by 4,690,175 shares of
  beneficial interest outstanding, no par value) (Note 2)...................................                   $15.53
                                                                                                          ===========
Maximum offering price per share (100/95.25 of $15.53)......................................                   $16.30
                                                                                                          ===========
Class C Shares
Net asset value, offering price and redemption price per share ($443,004 divided by 28,578
  shares of beneficial interest outstanding, no par value) (Notes 1 and 2)..................                   $15.50
                                                                                                          ===========

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                      HERITAGE CAPITAL APPRECIATION TRUST
                            STATEMENT OF OPERATIONS
                       FOR THE YEAR ENDED AUGUST 31, 1995
--------------------------------------------------------------------------------

Investment Income
Income:
  Dividends..............................................................................                 $   900,342
  Interest...............................................................................                     597,661
                                                                                                          -----------
        Total income.....................................................................                   1,498,003
Expenses (Notes 1 and 4):
  Management fee.........................................................................  $  711,510
  Distribution fee.......................................................................     355,486
  Professional fees......................................................................      83,632
  Shareholder servicing..................................................................      59,519
  Custodian/Fund accounting fees.........................................................      50,331
  Amortization of state registration expenses............................................      33,606
  Reports to shareholders................................................................      16,583
  Trustees' fees and expenses............................................................       9,223
  Insurance..............................................................................       7,600
  Other..................................................................................       2,155
                                                                                           ----------
        Total expenses before waiver.....................................................   1,329,645
  Fees waived by Manager (Note 4)........................................................    (177,878)      1,151,767
                                                                                           ----------     -----------
Net investment income....................................................................                     346,236
                                                                                                          -----------
Realized and Unrealized Gain on Investments
Net realized gain from investment transactions...........................................                   6,822,883
Net increase in unrealized appreciation of investments during the year...................                     127,074
                                                                                                          -----------
        Net gain on investments..........................................................                   6,949,957
                                                                                                          -----------
Net increase in net assets resulting from operations.....................................                 $ 7,296,193
                                                                                                          ===========

--------------------------------------------------------------------------------
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                           FOR THE YEARS ENDED
                                                                                   -----------------------------------
                                                                                   AUGUST 31, 1995     AUGUST 31, 1994
                                                                                   ---------------     ---------------
Decrease in net assets:
Operations:
  Net investment income........................................................      $   346,236         $   115,326
  Net realized gain from investment transactions...............................        6,822,883           6,641,529
  Net increase (decrease) in unrealized appreciation of investments during the
    year.......................................................................          127,074          (1,517,671)
                                                                                   -------------       -------------
  Net increase in net assets resulting from operations.........................        7,296,193           5,239,184
Distributions to shareholders from:
  Net investment income, Class A Shares, ($.06 and $.03 per share,
    respectively)..............................................................         (258,567)           (158,881)
  Net realized gains, Class A Shares, ($1.16 and $1.36 per share,
    respectively)..............................................................       (5,533,950)         (6,632,397)
Increase (decrease) in net assets from Fund share transactions (Note 2)........       (2,600,669)            648,126
                                                                                   -------------       -------------
Decrease in net assets.........................................................       (1,096,993)           (903,968)
Net assets, beginning of year..................................................       74,377,317          75,281,285
                                                                                   -------------       -------------
Net assets, end of year (including undistributed net investment income of
  $202,995 and $115,326, respectively).........................................      $73,280,324         $74,377,317
                                                                                   =============       =============

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                      HERITAGE CAPITAL APPRECIATION TRUST
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                       CLASS A SHARES
                                                               FOR THE YEARS ENDED AUGUST 31,
                                --------------------------------------------------------------------------------------------
                                  1995        1994        1993        1992        1991        1990        1989        1988
                                --------    --------    --------    --------    --------    --------    --------    --------
NET ASSET VALUE, BEGINNING OF
 PERIOD........................ $  15.30    $  15.62    $  13.64    $  12.55    $  10.62    $  14.48    $  10.74    $  13.31
                                --------    --------    --------    --------    --------    --------    --------    --------
INCOME FROM INVESTMENT
 OPERATIONS:
 Net investment income
   (loss)......................     0.08(a)     0.02(a)     0.03(a)     0.15(a)     0.28(a)     0.29(b)     0.14(b)     0.08(a)
 Net realized and unrealized
   gain (loss) on
   investments.................     1.37        1.05        3.29        1.19        1.97       (2.82)       3.77       (1.39)
                                --------    --------    --------    --------    --------    --------    --------    --------
 Total from Investment
   Operations..................     1.45        1.07        3.32        1.34        2.25       (2.53)       3.91       (1.31)
                                --------    --------    --------    --------    --------    --------    --------    --------
LESS DISTRIBUTIONS:
 Dividends from net investment
   income......................    (0.06)      (0.03)      (0.07)      (0.25)      (0.32)      (0.19)      (0.06)      (0.11)
 Distributions from net
   realized gains..............    (1.16)      (1.36)      (1.27)         --          --       (1.14)      (0.11)      (1.15)
                                --------    --------    --------    --------    --------    --------    --------    --------
 Total Distributions...........    (1.22)      (1.39)      (1.34)      (0.25)      (0.32)      (1.33)      (0.17)      (1.26)
                                --------    --------    --------    --------    --------    --------    --------    --------
NET ASSET VALUE, END OF
 PERIOD........................ $  15.53    $  15.30    $  15.62    $  13.64    $  12.55    $  10.62    $  14.48    $  10.74
                                ========    ========    ========    ========    ========    ========    ========    ========
TOTAL RETURN(%)(E).............    10.85        7.07       25.72       10.78       21.73      (18.73)      36.88       (8.75)
RATIOS (%)/SUPPLEMENTAL DATA:
 Operating expenses, net, to
   average daily net assets....     1.62(a)     1.55(a)     1.56(a)     1.66(a)     1.86(a)     1.96(b)     2.00(b)     2.00(a)
 Net investment income (loss)
   to average daily net
   assets......................      .49         .15         .24        1.09        2.38        2.54        1.19         .62
 Portfolio turnover rate.......       66          65          55          57          80          45          60         103
 Net assets, end of period ($
   millions)...................       73          74          75          65          63          58          62          43

                                                               CLASS C
                                                               SHARES
                                                             -----------
                                   1987         1986+          1995++
                                 --------      --------      -----------
NET ASSET VALUE, BEGINNING OF
 PERIOD........................  $  11.52      $   9.70        $ 14.18
                                 --------      --------      -----------
INCOME FROM INVESTMENT
 OPERATIONS:
 Net investment income
   (loss)......................      0.08(b)       0.07(a)       (0.01)(a)
 Net realized and unrealized
   gain (loss) on
   investments.................      1.80          1.75           1.33
                                 --------      --------      -----------
 Total from Investment
   Operations..................      1.88          1.82           1.32
                                 --------      --------      -----------
LESS DISTRIBUTIONS:
 Dividends from net investment
   income......................     (0.05)           --             --
 Distributions from net
   realized gains..............     (0.04)           --             --
                                 --------      --------      -----------
 Total Distributions...........     (0.09)           --             --
                                 --------      --------      -----------
NET ASSET VALUE, END OF
 PERIOD........................  $  13.31      $  11.52        $ 15.50
                                 ========      ========      ===========
TOTAL RETURN(%)(E).............     16.49         18.76(d)        9.31(d)
RATIOS (%)/SUPPLEMENTAL DATA:
 Operating expenses, net, to
   average daily net assets....      2.00(b)       2.00(a)(c)     2.17(a)(c)
 Net investment income (loss)
   to average daily net
   assets......................       .74          1.40(c)       (0.33)(c)
 Portfolio turnover rate.......        48            21(c)          66
 Net assets, end of period ($
   millions)...................        55            40             .4

---------------

 + For the period December 12, 1985 (commencement of operations) to August 31,
   1986.
++ For the period April 3, 1995 (commencement of Class C Shares) to August 31,
   1995.
(a) Excludes management fees waived by the Manager in the amount of less than $0.04, $0.04, $0.04, $0.03, $0.01, $0.01 and $0.02 per Class A Share,
    respectively. The operating expense ratios including such items would be 1.87%, 1.81%, 1.81%, 1.84%, 1.87%, 2.06% and 2.31% (annualized) for Class A
    Shares, respectively. Excludes management fees waived by the Manager in the amount of less than $0.04 per Class C Share. The operating expense ratio including such items would be 2.42% (annualized) for Class C Shares.
(b) Includes management fees previously waived by the Manager and recovered during the year of less than $0.01 per share.
(c) Annualized.
(d) Not annualized.
(e) Does not reflect the imposition of a sales charge.

--------------------------------------------------------------------------------
                      HERITAGE CAPITAL APPRECIATION TRUST
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Note 1: SIGNIFICANT ACCOUNTING POLICIES. Heritage Capital Appreciation Trust (the "Fund") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund currently issues Class A and Class C Shares. Class A Shares are sold subject to a maximum sales charge of 4.75% of the amount invested payable at the time of purchase. Class C Shares which were offered to shareholders beginning April 3, 1995 are sold subject to a contingent deferred sales charge of 1% of the lower of net asset value or purchase price payable upon any redemptions within one year after purchase. The policies described below are followed consistently by the Fund in the preparation of its financial statements in conformity with generally accepted accounting principles.

        Security Valuation: The Fund values investment securities at market value based on the last quoted sales price as reported by the principal securities exchange on which the security is traded. If no sale is reported, market value is based on the most recent quoted bid price and in the absence of a market quote, securities are valued using such methods as the Board of Trustees believes would reflect fair market value. Short term investments having a maturity of 60 days or less are valued at cost which, when combined with accrued interest included in interest receivable or discount earned, approximates market.

        Repurchase Agreements: The Fund enters into repurchase agreements whereby the Fund, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price.

        Federal Income Taxes: The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no provision has been made for federal income and excise taxes.

        Distribution of Income and Gains: Distributions of net investment income are made annually. Net realized gains from investment transactions during any particular year in excess of available capital loss carryforwards, which, if not distributed, would be taxable to the Fund, will be distributed to shareholders in the following fiscal year. The Fund uses the identified cost method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes. Of the $6,641,529 of realized gains for the year ended August 31, 1994 the Fund has designated $2,726,444 as net long-term capital gains on a tax basis paid in 1995.

        State Registration Expenses: State registration fees are amortized based either on the time period covered by the registration or as related shares are sold, whichever is appropriate for each state.

        Capital Accounts: The Fund reports the undistributed net investment income and accumulated net realized gain (loss) accounts on a basis approximating amounts available for future tax distributions (or to offset future taxable realized gains when a capital loss carryforward is available). Accordingly, the Fund may periodically make reclassifications among certain capital accounts without impacting the net asset value of the Fund.

        Other: Investment security transactions are accounted for on a trade date plus one basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Expenses of the Fund are allocated to each class of shares based upon their relative percentage of current net assets of dividend eligible shares. All expenses that are directly attributable to a specific class of shares, such as distribution fees, are allocated to that class.

Note 2: FUND SHARES. At August 31, 1995, there was an unlimited number of shares of beneficial interest of no par value authorized.

      Transactions in Class A Shares of the Fund during the years ended August 31, 1995 and 1994, were as follows:

                                                                                  FOR THE YEARS ENDED
                                                             -------------------------------------------------------------
                                                                   AUGUST 31, 1995                   AUGUST 31, 1994
                                                             ---------------------------       ---------------------------
                          CLASS A SHARES                       SHARES          AMOUNT            SHARES          AMOUNT
        ---------------------------------------------------  ----------     ------------       ----------     ------------
        Shares sold........................................     315,129     $  4,487,563        2,079,461     $ 32,311,244
        Shares issued on reinvestment of distributions.....     428,528        5,682,169          448,374        6,680,774
        Shares redeemed....................................    (913,985)     (13,189,775)      (2,487,289)     (38,343,892)
                                                             ----------     ------------       ----------     ------------
        Net increase (decrease)............................    (170,328)    $ (3,020,043)          40,546     $    648,126
                                                                             ===========                       ===========
        Shares outstanding:
          Beginning of year................................   4,860,503                         4,819,957
                                                             ----------                        ----------
          End of year......................................   4,690,175                         4,860,503
                                                              =========                         =========

--------------------------------------------------------------------------------
                      HERITAGE CAPITAL APPRECIATION TRUST
                         NOTES TO FINANCIAL STATEMENTS
                                  (CONTINUED)
--------------------------------------------------------------------------------

       Transactions for Class C Shares of the Fund from April 3, 1995 (commencement of Class C Shares) to August 31, 1995 were as follows:

                                             CLASS C SHARES                                       SHARES      AMOUNT
        ----------------------------------------------------------------------------------------  ------     --------
        Shares sold.............................................................................  29,005     $425,638
        Shares redeemed.........................................................................    (427)      (6,264)
                                                                                                  ------     --------
        Net increase............................................................................  28,578     $419,374
                                                                                                             ========
        Shares outstanding:
          Beginning of period...................................................................     --
                                                                                                  ------
          End of period.........................................................................  28,578
                                                                                                  ======

Note 3: PURCHASES AND SALES OF SECURITIES. For the year ended August 31, 1995, purchases and sales of investment securities (excluding repurchase agreements and short-term obligations) aggregated $39,863,365 and $44,356,193, respectively.

Note 4: MANAGEMENT, SUBADVISORY, DISTRIBUTION, SHAREHOLDER SERVICING AGENT AND TRUSTEES' FEES. Under the Fund's Investment Advisory and Administration Agreement with Heritage Asset Management, Inc. (the "Manager"), the Fund agrees to pay to the Manager a fee equal to an annualized rate of 1.00% of the first $100,000,000 of the Fund's average daily net assets, and 0.75% of any excess over $100,000,000 of such net assets, computed daily and payable monthly. Since January 2, 1992, the Manager has voluntarily agreed to waive .25% of its fee on the first $100 million of average net assets. Fees waived by the Manager for the year ended August 31, 1995 amounted to $177,878 ($.03770 per share).

        Effective February 27, 1995, the Manager entered into an agreement with Liberty Investment Management (the "Subadviser") to provide to the Fund investment advice, portfolio management services (including the placement of brokerage orders) and certain compliance and other services for a fee payable, by the Manager, equal to an annualized rate of .25% of average daily net assets, computed daily and paid monthly. From December 1985 (commencement of operations) through February 26, 1995, Eagle Asset Management, Inc., a wholly-owned subsidiary of Raymond James Financial, Inc., was subadviser to the Fund. Although, Eagle remains a subadviser to the Fund, there are no assets currently allocated to Eagle.

        The Manager is also the Dividend Paying and Shareholder Servicing Agent for the Fund. The amount payable to the Manager for such expenses as of August 31, 1995 was $9,000. In addition, the Manager performs Fund Accounting services and charged $32,742 during the current year of which $5,400 was payable as of August 31, 1995.

        Pursuant to the Class A Distribution Plan adopted in accordance with Rule 12b-1 of the Investment Company Act of 1940, as amended, the Fund is authorized to pay Raymond James & Associates, Inc. (the "Distributor") a service fee of up to .50% of the average daily net assets for Class A Shares purchased on or before March 31, 1995. The Fund may pay the Distributor .25% for Class A Shares purchased after March 31, 1995. The Class C Distribution Plan provides for payments at an annual rate of up to 1.00% of the average daily net assets. The Distributor, on Class C Shares, may retain the first 12 months distribution fee for reimbursement of amounts paid to the broker/dealer at the time of purchase. Such fees are accrued daily and payable monthly. During the period $354,505 and $981 were paid for distribution fees for Class A Shares and Class C Shares, respectively. The Manager, Distributor, Fund Accountant and Shareholder Servicing Agent are all wholly-owned subsidiaries of Raymond James Financial, Inc.

        Trustees of the Fund also serve as Trustees for Heritage Cash Trust, Heritage Income-Growth Trust, Heritage Income Trust, Heritage Series Trust and Heritage U.S. Government Income Fund, Mutual Funds that are also advised by the Manager (collectively referred to as the Heritage Mutual Funds). Each Trustee of the Heritage Mutual Funds who is not an interested person of the Manager receives an annual fee of $8,000 and an additional fee of $2,000 for each combined quarterly meeting of the Heritage Mutual Funds attended. Trustees' fees and expenses are shared equally by each of the Heritage Mutual Funds.

                         HERITAGE CAPITAL APPRECIATION TRUST
                         -----------------------------------

                              PART C.  OTHER INFORMATION
                              --------------------------

     Item 24.    Financial Statements and Exhibits
                 ---------------------------------

                 (a)         Financial Statements:

                             Included in Part A of the Registration Statement:

                                      Financial Highlights -  Class A shares for
                                      the  fiscal  period   December  12,   1985
                                      (commencement  of  operations)  to  August
                                      31, 1986 and each  of the nine years ended
                                      August 31, 1995; Class C shares for the fiscal period April 3, 1995 (commencement of operations) to August 31, 1995.

                             Included in Part B of the Registration Statement:

                               Investment Portfolio - August 31, 1995
                               Statement of Assets and Liabilities - August  31,
                                 1995
                               Statement of  Operations  -  for the  year  ended
                                 August 31, 1995
                               Statement of Changes in  Net Assets for the years
                                 ended August 31, 1995 and August 31, 1994
                               Notes to Financial Statements
                               Report of  Coopers &  Lybrand L.L.P., Independent
                                 Accountants, dated October 12, 1995

            (b)   Exhibits:

                        (1)    Declaration of Trust (filed herewith)

                        (2)    (a)   Bylaws (filed herewith)

                               (b)   Amended   and   Restated   Bylaws    (filed
                                     herewith)

                        (3)    Voting trust agreement -- none

                        (4)    (a)   Specimen security for Class A Shares**

                               (b)   Specimen security for Class C Shares**

                        (5)    (a)   Investment  Advisory   and  Administration
                                     Agreement (filed herewith)

                               (b)(i)       Subadvisory     Agreement    between
                                            Heritage Asset  Management, Inc. and

                                            Eagle Asset  Management, Inc. (filed
                                            herewith)

                               (b)(ii) Subadvisory Agreement between Heritage Asset Management, Inc. and Liberty Investment Management,
                                            Inc.,   d/b/a   Liberty   Investment
                                            Management (filed herewith)

                        (6)    Distribution Agreement (filed herewith)

                        (7)    Bonus, profit sharing or pension plans -- none

                        (8)    Custodian Agreement (filed herewith)

                        (9)    (a)   Transfer  Agency   and  Service   Agreement
                                     (filed herewith)

                               (b)   Fund   Accounting   and   Pricing   Service
                                     Agreement (filed herewith)

                        (10)   Opinion and consent of counsel*

                        (11)   Accountants' consent (filed herewith)

                        (12) Financial statements omitted from prospectus -- none

                        (13)   Letter of investment intent (filed herewith)

                        (14)   Prototype retirement plan**

                        (15)   (a)   Class A Plan pursuant to Rule 12b-1 (filed
                                     herewith)

                               (b) Class C Plan pursuant to Rule 12b-1 (filed herewith)

                        (16)   Performance    Computation     Schedule    (filed
                               herewith)

                        (17)   (a)   Financial   Data   Schedule   Relating   to
                                     Class A (filed herewith)

                               (b)   Financial   Data   Schedule   Relating   to
                                     Class C (filed herewith)

                        (18)   Plan pursuant to Rule 18f-3 -- none

     ------------------------

            * Incorporated by reference to the Trust's Rule 24f-2 Notice, filed previously on October 27, 1995.

            **    To be filed by subsequent amendment.

     Item 25.     Persons Controlled by or under
                  Common Control with Registrant
                  ------------------------------

                  None.

     Item 26.     Number of Holders of Securities
                  -------------------------------
                                                  Number of Record Holders
            Title of Class                            November 30, 1995
            --------------                        -------------------------

            Shares of Beneficial Interest
                  Class A Shares                            5,027
                  Class C Shares                               52

     Item 27.     Indemnification
                  ---------------

            Article XI, Section 2 of the Trust's Declaration of Trust provides that:

            (a)   Subject  to  the  exceptions  and  limitations   contained  in
     Section (b) below:

                  (i) every person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

                  (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

            (b)   No indemnification  shall be provided  hereunder to  a Covered
     Person:

                  (i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

                  (ii) in the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither interested persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that any Shareholder may, by appropriate legal proceedings, challenge any such determination by the Trustees, or by independent counsel.

            (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law.

            (d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit, or proceeding of the character described in paragraph (a) of this Section 2 may be paid by the Trust from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust if it is ultimately determined that he is not entitled to indemnification under this Section 2; provided, however, that:

                  (i) such Covered Person shall have provided appropriate security for such undertaking,

                  (ii) the Trust is insured against losses arising out of any such advance payments or

                  (iii) either a majority of the Trustees who are neither interested persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 2.

            Paragraph 8 of the Investment Advisory and Administration Agreement ("Advisory Agreement") between the Trust and Heritage Asset Management Inc. ("Heritage") provides that, Heritage shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which this Advisory Agreement relates except a loss resulting from the willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under this Advisory Agreement. Any person, even though also an officer, partner, employee, or agent of Heritage, who may be or become an officer, director, employee or agent of the Trust shall be deemed, when rendering services to the Trust or acting in any business of the Trust, to be rendering such services to or acting solely for the Trust and not as an officer, partner, employee, or agent or one under the control or direction of Heritage even though paid by it.

            Paragraph 9 of the Subadvisory Agreements ("Subadvisory Agreements") between Heritage and Eagle Asset Management, Inc. ("Eagle") and Heritage and Liberty Investment Management, Inc. ("Liberty") ("Subadvisers") provides that, in the absence of willful misfeasance, bad faith or gross negligence on the part of the Subadvisers, or reckless disregard of its obligations and duties thereunder, the Subadvisers shall not be subject to any liability to the Trust, or to any shareholder of the Trust, for any act or omission in the course of, or connected with, rendering services thereunder.

            Paragraph 7 of the Distribution Agreement ("Distribution Agreement") between the Trust and Raymond James and Associates, Inc. ("Raymond James") provides as follows, that the Trust agrees to indemnify, defend and hold harmless Raymond James, its several officers and directors, and any person who controls Raymond James within the meaning of
     Section 15 of the 1933 Act from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which Raymond James, its officers or Trustees, or any such controlling person may incur under the 1933 Act or under common law or otherwise arising out of or based upon any alleged untrue statement of a material fact contained in the Registration Statement, Prospectus or Statement of Additional Information or arising out of or based upon any alleged omission to state a material fact required to be stated in either thereof or necessary to make the statements in either thereof not misleading, provided that in no event shall anything contained in this Distribution Agreement be construed so as to protect Raymond James against any liability to the Trust or its shareholders to which Raymond James would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of its reckless disregard of its obligations and duties under this Distribution Agreement.

     Item 28.     I.    Business and Other Connections
                        of Investment Adviser
                        ------------------------------

            Heritage is a  Florida corporation that offers investment management services and is a registered investment adviser. Information as to the officers and directors of Heritage is included in its current Form ADV filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference herein.


                  II.   Business and Other Connections of Subadvisers
                        ---------------------------------------------
            Eagle, a Florida corporation, is a registered investment adviser. All of its stock is owned by Raymond James Financial, Inc. ("RJF"). Eagle is engaged primarily in the investment advisory business. Information as to the officers and directors of Eagle is included in its current Form ADV filed with the SEC and is incorporated by reference herein.

            Liberty, a Florida corporation, is a registered investment adviser. Information as to the officers and directors of Liberty is included in its current Form ADV filed with the SEC and is incorporated by reference herein.

     Item 29.     Principal Underwriter
                  ---------------------
            (a) Raymond James is the principal underwriter for each of the following investment companies: Heritage Cash Trust, Heritage Capital Appreciation Trust, Heritage Income-Growth Trust and Heritage Income Trust.

            (b) The directors and officers of the Registrant's principal underwriter are:

                               Positions & Offices             Position
             Name                with Underwriter          with Registrant
             ----              -------------------         ---------------

       Thomas A. James    Chief Executive Officer,               Trustee
                             Director

       Robert F. Shuck    Executive Vice President,              None
                             Director

       Thomas S. Franke   President, Chief Operating             None
                             Officer, Director

       Lynn Pippenger     Secretary/Treasurer, Chief             None
                             Financial Officer,
                             Director

       Dennis Zank        Executive Vice President               None
                             of Operations and
                             Administration, Director

     Item 30.     Location of Accounts and Records
                  --------------------------------
            The books and other documents required by Rule 31a-1 under the Investment Company Act of 1940 are maintained in the physical possession of the Trust's Custodian through February 28, 1994, except that: Heritage maintains some or all of the records required by Rule 31a-1(b)(1), (2) and
     (8); and the Subadviser will maintain some or all of the records required by Rule 31a-1(b)(2), (5), (6), (9), (10) and (11). Since March 1, 1994,
     all required records are maintained by Heritage.

     Item 31.     Management Services
                  -------------------
                  Not applicable.

     Item 32.     Undertakings
                  ------------
            The Trust hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of its latest annual report(s) to Shareholders, upon request and without charge.

                                     SIGNATURES

            Pursuant to  the requirements  of  the Securities  Act of  1933,  as
     amended,  and  the   Investment  Company  Act  of  1940,  as  amended,  the
     Registrant certifies that it meets all of the requirements for effectiveness of this amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 12 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of St. Petersburg and the State of Florida, on the 27th day of December, 1995. No other material event requiring prospectus disclosure has occurred since the latest of the three dates specified in Rule 485(b)(2).

                                     HERITAGE CAPITAL APPRECIATION TRUST

                                     By: /s/ Stephen G. Hill
                                         --------------------------
                                         Stephen G. Hill, President
     Attest:

     /s/ Donald H. Glassman
     -----------------------------
     Donald H. Glassman, Treasurer

            Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 12 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

       Signature                Title             Date
       ---------                -----             ----

       /s/ Stephen G. Hill      President         December 27, 1995
       ----------------------
       Stephen G. Hill

       /s/Richard K. Riess*     Trustee           December 27, 1995
       ----------------------
       Richard K. Riess

       /s/Thomas A. James*      Trustee           December 27, 1995
       ----------------------
       Thomas A. James

       /s/C. Andrew Graham*     Trustee           December 27, 1995
       ----------------------
       C. Andrew Graham

       /s/David M. Phillips*    Trustee           December 27, 1995
       ----------------------
       David M. Phillips

       /s/James L. Pappas*      Trustee           December 27, 1995
       ----------------------
       James L. Pappas

       /s/Donald W. Burton*     Trustee           December 27, 1995
       ----------------------
       Donald W. Burton

       /s/Eric Stattin*         Trustee           December 27, 1995
       ----------------------
       Eric Stattin

       /s/ Donald H. Glassman   Treasurer         December 27, 1995
       ----------------------
       Donald H. Glassman


     *By /s/ Donald H. Glassman
         -----------------------
         Donald H. Glassman, Attorney-In-Fact

                                  INDEX TO EXHIBITS

     Exhibit
     Number             Description                                   Page
     -------            -----------                                   ----

     1                  Declaration of Trust (filed herewith)

     2      (a)         Bylaws (filed herewith)

            (b)         Amended and Restated Bylaws (filed
                        herewith)

     3                  Voting trust agreement -- none

     4      (a)         Specimen security for Class A Shares**

            (b)         Specimen security Class C Shares**

     5      (a)         Investment Advisory and Administration
                        Agreement (filed herewith)

            (b)(i)      Subadvisory Agreement between
                        Heritage Asset Management, Inc. and
                        Eagle Asset Management, Inc. (filed
                        herewith)

            (b)(ii)     Subadvisory Agreement between Heritage
                        Asset Management, Inc. and Liberty
                        Investment Management, Inc., d/b/a Liberty
                        Investment Management (filed herewith)

     6                  Distribution Agreement (filed herewith)

     7 Bonus, profit sharing or pension plans -- none

     8                  Custodian Agreement (filed herewith)

     9      (a)         Transfer Agency and Service Agreement
                        (filed herewith)

            (b)         Fund Accounting and Pricing Service
                        Agreement (filed herewith)

     10                 Opinion and consent of counsel*

     11                 Accountants' consent (filed herewith)

     12 Financial statements omitted from prospectus -- none

     13                 Letter of investment intent (filed
                        herewith)

     14                 Prototype retirement plan**

     15     (a)         Class A Plan pursuant to Rule 12b-1
                        (filed herewith)

            (b)         Class C Plan pursuant to Rule 12b-1
                        (filed herewith)

     16                 Performance Computation Schedule (filed
                        herewith)

     17     (a)         Financial Data Schedule Relating to Class A
                        (filed herewith)

            (b) Financial Data Schedule Relating to Class C (filed herewith)

     18                 Plan pursuant to Rule 18f-3 -- none

     --------------------------

            * Incorporated by reference to the Trust's Rule 24f-2 Notice, filed previously on October 27, 1995.

            **    To be filed by subsequent amendment.




























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